UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2012




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EXTENDED MARKET INDEX FUND
SEPTEMBER 30, 2012

                                                                      (Form N-Q)

48416-1112                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series, LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT -- At September 30, 2012, the Fund's investment in the Series was $389,607,000, at value, representing 99.99% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series as of September 30, 2012:

Valuation Inputs                                        Investment in the Series
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                       $-
Level 2 - Other Significant Observable Inputs                        389,607,000
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
TOTAL                                                               $389,607,000
--------------------------------------------------------------------------------

The Schedule of Investments of the Series follows.

================================================================================

USAA Extended Market Index Fund

================================================================================

Schedule of Investments                      MASTER EXTENDED MARKET INDEX SERIES
September 30, 2012 (Unaudited)       (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.4%
AAR Corp.                                                             5,294        $     86,927
Aerosonic Corp. (a)                                                     200                 618
AeroVironment, Inc. (a)                                               2,606              61,163
Alliant Techsystems, Inc.                                             4,261             213,519
Arotech Corp. (a)                                                     4,742               4,268
Astronics Corp. (a)                                                   1,424              43,859
Astrotech Corp. (a)                                                   3,505               3,424
Aviation General, Inc.                                                1,200                  --
BE Aerospace, Inc. (a)                                               13,896             585,021
Ceradyne, Inc.                                                        3,072              75,049
CPI Aerostructures, Inc. (a)                                          1,392              15,089
Cubic Corp.                                                           2,145             107,379
Curtiss-Wright Corp.                                                  6,209             203,034
Ducommun, Inc. (a)                                                    1,365              18,564
Esterline Technologies Corp. (a)                                      4,105             230,455
Exelis, Inc.                                                         24,876             257,218
GenCorp, Inc. (a)                                                     8,426              79,963
Heico Corp., Class A                                                  6,056             184,768
Hexcel Corp. (a)                                                     13,305             319,586
Huntington Ingalls Industries, Inc. (a)                               6,621             278,413
Innovative Solutions & Support, Inc. (a)                              2,908              11,574
Kratos Defense & Security Solutions, Inc. (a)                         7,241              42,287
LMI Aerospace, Inc. (a)                                               1,409              28,800
Mantech International Corp., Class A                                  2,948              70,752
Moog, Inc., Class A (a)                                               5,964             225,857
Orbital Sciences Corp. (a)                                            7,828             113,976
RBC Bearings, Inc. (a)                                                2,999             144,252
Smith & Wesson Holding Corp. (a)                                      8,878              97,747
Spirit AeroSystems Holdings, Inc., Class A (a)                       14,881             330,507
Sturm Ruger & Co., Inc. (b)                                           2,583             127,833
Taser International, Inc. (a)                                         7,804              47,058
Teledyne Technologies, Inc. (a)(b)                                    4,902             310,738
TransDigm Group, Inc. (a)                                             6,003             851,646
Triumph Group, Inc.                                                   6,701             419,013
VSE Corp.                                                               720              17,633
                                                                                   ------------
                                                                                      5,607,990
-----------------------------------------------------------------------------------------------
ALTERNATIVE ENERGY -- 0.1%
Amyris, Inc. (a)(b)                                                   3,980              13,691
Ascent Solar Technologies, Inc. (a)                                   4,569               4,752
BioFuel Energy Corp. (a)                                                568               2,880
DayStar Technologies, Inc. (a)                                          334                 484
FuelCell Energy, Inc. (a)                                            21,060              18,533
Green Plains Renewable Energy, Inc. (a)                               3,197              18,734
GreenHunter Energy, Inc. (a)(b)                                       3,123               7,058
GT Advanced Technologies, Inc. (a)(b)                                15,952              86,938
KiOR, Inc. Class A (a)                                                1,375              12,788
Ocean Power Technologies, Inc. (a)                                    1,816               5,303
Pacific Ethanol, Inc. (a)                                             4,744               1,850
Plug Power, Inc. (a)(b)                                               5,885               4,900
Rex American Resources Corp. (a)                                        909              16,371
Solazyme, Inc. (a)                                                    5,255              60,327
STR Holdings, Inc. (a)                                                5,665              17,561
SunPower Corp. (a)                                                    4,306              19,420
Verenium Corp. (a)                                                    2,654               8,626
                                                                                   ------------
                                                                                        300,216
-----------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS -- 1.8%
Allison Transmission Holdings, Inc.                                   4,102              82,532
American Axle & Manufacturing Holdings, Inc. (a)                      9,197             103,650
Cooper Tire & Rubber Co.                                              8,276             158,734
Dana Holding Corp.                                                   19,601             241,092
Dorman Products, Inc. (a)                                             3,626             114,255
Exide Technologies (a)                                               10,415              32,287
Federal-Mogul Corp., Class A (a)                                      2,419              22,134
Fuel Systems Solutions, Inc. (a)                                      1,979              34,019
General Motors Co. (a)                                              101,615           2,311,741
Gentex Corp.                                                         19,171             326,099
Gentherm, Inc. (a)                                                    4,113              51,166
Lear Corp.                                                           13,155             497,128
LKQ Corp. (a)                                                        39,474             730,269
LoJack Corp. (a)                                                      3,917               8,813
Modine Manufacturing Co. (a)                                          6,139              45,306
Motorcar Parts of America, Inc. (a)                                   1,814               8,762
Quantum Fuel Systems Technologies Worldwide, Inc. (a)                 2,934               2,318
Shiloh Industries, Inc.                                                 848               9,515
Standard Motor Products, Inc.                                         2,650              48,813
Stoneridge, Inc. (a)                                                  4,021              19,984
Strattec Security Corp.                                                 500              10,645
Superior Industries International, Inc.                               3,069              52,449
Tenneco, Inc. (a)                                                     8,101             226,828
Tesla Motors, Inc. (a)(b)                                             8,968             262,583
Titan International, Inc.                                             5,777             102,022
TRW Automotive Holdings Corp. (a)                                    13,537             591,702
U.S. Auto Parts Network, Inc. (a)                                     3,164              10,947
Visteon Corp. (a)                                                     6,992             310,864
WABCO Holdings, Inc. (a)                                              8,526             491,694
                                                                                   ------------
                                                                                      6,908,351
-----------------------------------------------------------------------------------------------
BANKS -- 5.1%
1st Source Corp.                                                        774              17,237
1st United Bancorp, Inc. (a)                                          4,861              31,353
Ameriana Bancorp                                                        200               1,296
American National BankShares, Inc.                                    1,196              27,018
Ameris Bancorp (a)                                                    3,662              46,105
Ames National Corp.                                                   1,350              28,134
Arrow Financial Corp.                                                 1,760              43,987
Associated Banc-Corp.                                                22,503             296,365
Astoria Financial Corp.                                              10,796             106,664
Atlantic Coast Financial Corp. (a)                                      451                 884

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012        1

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONTINUED)
Bancfirst Corp.                                                         770        $     33,079
Bancorp of New Jersey, Inc.                                           1,300              13,377
The Bancorp, Inc. (a)                                                 4,490              46,112
BancorpSouth, Inc.                                                   10,747             158,411
BancTrust Financial Group, Inc. (a)                                   3,128               9,415
Bank Mutual Corp.                                                     6,240              28,392
Bank of Hawaii Corp.                                                  6,015             274,404
Bank of Kentucky Financial Corp.                                      1,025              28,434
Bank of Marin Bancorp                                                   803              34,136
Bank of the Ozarks, Inc. (c)                                          3,892             134,157
BankFinancial Corp.                                                   2,716              23,874
BankUnited, Inc.                                                      6,249             153,788
Banner Corp.                                                          2,389              64,742
Bar Harbor Bankshares                                                   824              29,450
BCB Bancorp, Inc.                                                     2,031              21,813
Beneficial Mutual Bancorp, Inc. (a)                                   4,923              47,064
Berkshire Bancorp, Inc. (a)                                           1,075               8,847
Berkshire Hills Bancorp, Inc.                                         3,009              68,846
BofI Holding, Inc. (a)                                                1,663              43,321
BOK Financial Corp.                                                   3,392             200,467
Boston Private Financial Holdings, Inc.                              10,579             101,453
Bridge Bancorp, Inc.                                                  1,260              29,371
Bridge Capital Holdings (a)                                           1,616              24,983
Brookline Bancorp, Inc.                                               9,649              85,104
Bryn Mawr Bank Corp.                                                  1,719              38,574
California First National Bancorp                                       611              11,267
Camco Financial Corp. (a)                                               894               1,663
Camden National Corp.                                                 1,086              40,225
Cape Bancorp, Inc. (a)                                                2,315              21,668
Capital Bank Financial Corp. Class A (a)                                547               9,847
Capital City Bank Group, Inc.                                         1,563              16,630
CapitalSource, Inc.                                                  29,706             225,171
Capitol Federal Financial, Inc.                                      19,032             227,623
Cardinal Financial Corp.                                              4,083              58,387
Cascade Bancorp (a)                                                   1,327               7,007
Cathay General Bancorp                                                9,725             167,853
Center Bancorp, Inc.                                                  2,206              26,296
Centerstate Banks, Inc.                                               4,087              36,456
Central Pacific Financial Corp. (a)                                   3,791              54,211
Century Bancorp, Inc., Class A                                          731              23,334
CFS Bancorp, Inc.                                                     2,109              11,515
Chemical Financial Corp.                                              3,564              86,249
Chicopee Bancorp, Inc. (a)                                            1,749              25,273
Citizens & Northern Corp.                                             1,826              35,808
Citizens Republic Bancorp, Inc. (a)                                   5,463             105,709
Citizens South Banking Corp.                                          2,456              17,192
City Holding Co.                                                      1,990              71,322
City National Corp.                                                   6,237             321,268
Clifton Savings Bancorp, Inc.                                         1,775              19,525
CNB Financial Corp.                                                   1,892              33,129
CoBiz Financial, Inc.                                                 5,017              35,119
Colony Bankcorp, Inc. (a)                                               750               2,760
Columbia Banking System, Inc.                                         5,221              96,797
Commerce Bancshares, Inc.                                             9,770             394,024
Community Bank System, Inc.                                           5,167             145,658
Community Trust Bancorp, Inc.                                         1,971              70,039
Cullen/Frost Bankers, Inc.                                            8,056             462,656
CVB Financial Corp.                                                  11,630             138,862
Dime Community Bancshares, Inc.                                       4,220              60,937
Direct Markets Holdings Corp. (a)                                     7,747                 163
Doral Financial Corp. (a)                                            17,589              16,546
Eagle Bancorp, Inc. (a)                                               2,601              43,489
East-West Bancorp, Inc.                                              18,878             398,703
Eastern Virginia Bankshares, Inc. (a)                                 2,156               9,939
Enterprise Bancorp, Inc.                                              1,140              19,471
Enterprise Financial Services Corp.                                   2,422              32,939
ESB Financial Corp.                                                   1,979              27,627
ESSA Bancorp, Inc.                                                    2,145              22,287
Farmers Capital Bank Corp., (a)                                       1,302              13,671
Fidelity Southern Corp.                                               1,591              15,051
Financial Institutions, Inc.                                          1,802              33,589
First Bancorp, Inc.                                                   1,404              24,640
First Bancorp, North Carolina                                         2,188              25,228
First Bancorp, Puerto Rico (a)                                        9,148              40,434
First Busey Corp.                                                    10,122              49,395
First California Financial Group, Inc. (a)                            3,647              25,383
First Citizens Banc Corp.                                             1,258               6,605
First Citizens BancShares, Inc., Class A                                658             107,188
First Commonwealth Financial Corp.                                   14,043              99,003
First Community Bancshares, Inc.                                      2,285              34,869
First Connecticut Bancorp, Inc.                                       2,958              39,963
First Defiance Financial Corp.                                        1,557              26,874
First Federal Bancshares of Arkansas, Inc. (a)                          764               7,464
First Financial Bancorp                                               7,832             132,439
First Financial Bankshares, Inc.                                      3,928             141,526
First Financial Corp.                                                 1,477              46,289
First Financial Holdings, Inc.                                        2,566              33,332
First Financial Northwest, Inc. (a)                                   2,613              21,035
First Financial Service Corp. (a)                                       358               1,074
First Interstate Bancsystem, Inc.                                     2,429              36,338
First M&F Corp.                                                       1,759              13,052
First Merchants Corp.                                                 4,018              60,310
First Midwest Bancorp, Inc.                                           9,957             124,960
First Niagara Financial Group, Inc.                                  46,961             379,914
The First of Long Island Corp.                                        1,298              39,991
First Pactrust Bancorp, Inc.                                          1,762              22,043
First Republic Bank                                                   9,105             313,758
First Security Group, Inc. (a)                                          108                 243
First South Bancorp, Inc. (a)                                         1,978               9,633
First United Corp. (a)                                                1,435               9,801
FirstMerit Corp.                                                     14,187             208,975
Flagstar BanCorp., Inc. (a)                                          27,695              30,465
Flushing Financial Corp.                                              4,169              65,870

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          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012        2

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONTINUED)
FNB Corp.                                                            18,312        $    205,278
FNB United Corp. (a)                                                  1,425              16,929
Fox Chase Bancorp., Inc.                                              1,899              29,662
Franklin Financial Corp. (a)                                          2,309              39,392
Fulton Financial Corp.                                               25,986             256,222
German American Bancorp, Inc.                                         1,772              42,741
Glacier Bancorp, Inc.                                                 9,562             148,976
Great Southern Bancorp, Inc.                                          1,286              39,750
Guaranty Bancorp (a)                                                 15,184              30,672
Hampton Roads Bankshares, Inc. (a)(b)                                 3,404               5,106
Hancock Holding Co.                                                  10,987             340,048
Hanmi Financial Corp. (a)                                             4,278              54,801
Hawthorn Bancshares, Inc.                                             1,149              10,146
Heartland Financial USA, Inc.                                         2,008              54,758
Heritage Commerce Corp. (a)                                           3,604              25,012
Heritage Financial Corp.                                              2,255              33,893
HMN Financial, Inc. (a)                                               1,094               3,391
Home Bancorp, Inc. (a)                                                1,539              27,687
Home Bancshares, Inc.                                                 3,108             105,952
Home Federal Bancorp, Inc.                                            2,462              27,870
HomeTrust Bancshares, Inc. (a)                                        3,179              42,122
Horizon Bancorp                                                         788              22,521
Hudson Valley Holding Corp.                                           2,243              38,243
IBERIABANK Corp.                                                      3,823             175,093
Independent Bank Corp.                                                2,878              86,599
Independent Bank Corp./MI (a)                                         1,901               5,152
International Bancshares Corp.                                        7,067             134,626
Intervest Bancshares Corp. (a)                                        3,247              12,339
Investors Bancorp, Inc. (a)                                           6,527             119,052
Kearny Financial Corp.                                                2,474              24,097
Lakeland Bancorp, Inc.                                                3,513              36,360
Lakeland Financial Corp.                                              2,160              59,616
Macatawa Bank Corp. (a)                                               4,611              14,340
MainSource Financial Group, Inc.                                      2,922              37,518
MB Financial, Inc.                                                    7,253             143,247
Mercantile Bank Corp. (a)                                             1,247              21,374
Merchants Bancshares, Inc.                                              842              24,881
Metro Bancorp, Inc. (a)                                               2,216              28,077
Midsouth Bancorp, Inc.                                                1,426              23,087
MidwestOne Financial Group, Inc.                                      1,321              28,454
MutualFirst Financial, Inc.                                           1,313              14,942
NASB Financial, Inc. (a)                                                717              17,810
National Bankshares, Inc.                                             1,112              36,918
National Penn Bancshares, Inc.                                       15,810             144,029
NBT Bancorp, Inc.                                                     4,425              97,660
New York Community Bancorp, Inc.                                     58,245             824,749
Newbridge Bancorp (a)                                                 3,062              14,820
North Valley Bancorp (a)                                              1,108              15,058
Northfield Bancorp, Inc.                                              2,328              37,295
Northrim BanCorp, Inc.                                                1,133              22,819
Northwest Bancshares, Inc.                                           12,784             156,348
Norwood Financial Corp.                                                 689              20,477
OceanFirst Financial Corp.                                            2,490              36,528
Ohio Valley Banc Corp.                                                  934              17,335
Old National Bancorp                                                 13,324             181,335
Old Second Bancorp, Inc. (a)                                          5,047               7,268
OmniAmerican Bancorp, Inc. (a)                                        1,924              43,733
Oriental Financial Group, Inc.                                        5,492              57,776
Oritani Financial Corp.                                               5,471              82,339
Orrstown Financial Service, Inc.                                      1,278              14,058
Pacific Capital Bancorp NA (a)                                          949              43,559
Pacific Continental Corp.                                             2,847              25,424
PacWest Bancorp                                                       4,243              99,159
Park National Corp.                                                   1,676             117,354
Park Sterling Corp. (a)                                               5,223              25,802
Peapack-Gladstone Financial Corp.                                     1,408              23,007
Penns Woods Bancorp, Inc.                                               801              35,508
Peoples Bancorp of North Carolina, Inc.                               1,383              14,300
Peoples Bancorp, Inc.                                                 1,402              32,092
Peoples Financial Corp.                                               1,245              10,321
Pinnacle Financial Partners, Inc. (a)                                 4,498              86,901
Popular, Inc. (a)                                                    13,464             234,678
Porter Bancorp, Inc. (a)                                              1,044               2,004
Preferred Bank (a)                                                    1,827              25,907
Premierwest Bancorp (a)(b)                                            2,866               4,012
PrivateBancorp, Inc.                                                  7,927             126,753
Prosperity Bancshares, Inc.                                           5,672             241,741
Provident Financial Holdings, Inc.                                    1,754              24,924
Provident Financial Services, Inc.                                    7,279             114,935
Provident New York Bancorp                                            5,455              51,332
Pulaski Financial Corp.                                               2,347              19,363
PVF Capital Corp. (a)                                                 5,525              11,768
Renasant Corp.                                                        3,407              66,794
Republic Bancorp, Inc., Class A                                       1,556              34,154
Republic First Bancorp, Inc. (a)                                      4,534               9,385
Riverview Bancorp, Inc. (a)                                           7,170               9,464
Rockville Financial, Inc.                                             4,069              49,845
Roma Financial Corp.                                                  1,497              13,323
Royal Bancshares of Pennsylvania, Class A (a)                         1,265               2,846
S&T Bancorp, Inc.                                                     3,804              66,988
Sandy Spring Bancorp, Inc.                                            3,398              65,411
Savannah Bancorp, Inc. (a)                                            1,212              12,108
SCBT Financial Corp.                                                  2,056              82,816
Seacoast Banking Corp. of Florida (a)                                11,405              18,134
Shore Bancshares, Inc.                                                1,363               8,205
Sierra Bancorp                                                        1,748              21,430
Signature Bank (a)(b)                                                 6,318             423,811
Simmons First National Corp., Class A                                 2,082              50,707
Southside Bancshares, Inc.                                            2,348              51,210
Southwest Bancorp, Inc. (a)                                           2,692              29,208
State Bank Financial Corp.                                            4,614              76,085
StellarOne Corp.                                                      3,273              43,073
Sterling Bancorp                                                      4,510              44,739
Sterling Financial Corp.                                              3,856              85,873

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012        3

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONCLUDED)
Suffolk Bancorp (a)                                                   1,613        $     23,647
Summit Financial Group, Inc. (a)                                        785               3,752
Sun Bancorp, Inc. (a)                                                 6,375              21,484
Susquehanna Bancshares, Inc.                                         24,512             256,396
SVB Financial Group (a)                                               5,887             355,928
SY Bancorp, Inc.                                                      1,899              44,930
Synovus Financial Corp.                                              95,686             226,776
Taylor Capital Group, Inc. (a)                                        2,118              36,260
TCF Financial Corp.                                                  21,404             255,564
Teche Holding Co.                                                       464              18,704
Territorial Bancorp., Inc.                                            1,729              39,681
Texas Capital Bancshares, Inc. (a)                                    5,361             266,495
TFS Financial Corp. (a)                                              11,099             100,668
Tompkins Trustco, Inc.                                                1,492              60,456
Towne Bank                                                            4,174              63,987
Trico Bancshares                                                      1,982              32,762
TrustCo Bank Corp. NY                                                12,856              73,536
Trustmark Corp.                                                       8,199             199,564
UMB Financial Corp.                                                   4,188             203,872
Umpqua Holdings Corp.                                                14,664             189,019
Union First Market Bankshares Corp.                                   2,830              44,035
United Bancorp, Inc.                                                  1,417              10,061
United Bankshares, Inc.                                               6,144             153,047
United Community Banks, Inc. (a)                                      6,288              52,756
United Community Financial Corp. (a)                                  4,444              15,510
United Financial Bancorp, Inc.                                        2,280              32,992
United Security Bancshares (a)                                        3,496               8,740
Univest Corp. of Pennsylvania                                         2,482              44,676
Valley National Bancorp                                              25,864             259,157
ViewPoint Financial Group                                             5,140              98,534
Virginia Commerce Bancorp (a)                                         3,954              34,597
Washington Banking Co.                                                2,564              36,332
Washington Federal, Inc.                                             13,893             231,735
Washington Trust Bancorp, Inc.                                        2,042              53,643
Waterstone Financial, Inc. (a)                                        2,121              11,008
Webster Financial Corp.                                               9,551             226,359
WesBanco, Inc.                                                        3,289              68,115
West Bancorp., Inc.                                                   2,563              30,884
West Coast Bancorp (a)                                                2,464              55,489
Westamerica Bancorp                                                   3,564             167,686
Western Alliance Bancorp (a)                                          9,774              99,695
Westfield Financial, Inc.                                             4,229              31,675
Wilshire Bancorp, Inc. (a)                                            8,893              56,026
Wintrust Financial Corp.                                              4,810             180,712
WSFS Financial Corp.                                                  1,149              47,431
Yardkin Valley Financial Corp. (a)                                    3,178              10,487
                                                                                   ------------
                                                                                     19,763,403
-----------------------------------------------------------------------------------------------
BEVERAGES -- 0.1%
Boston Beer Co., Inc., Class A (a)                                    1,079             120,816
Central European Distribution Corp. (a)                               7,333              20,899
Coca-Cola Bottling Co. Consolidated                                     656              44,674
Craft Brew Alliance, Inc. (a)                                         1,511              11,861
Jamba, Inc. (a)                                                      10,566              23,562
National Beverage Corp. (a)                                           1,709              25,909
Primo Water Corp. (a)(b)                                              3,948               4,145
Willamette Valley Vineyards, Inc. (a)                                   971               3,787
                                                                                   ------------
                                                                                        255,653
-----------------------------------------------------------------------------------------------
CHEMICALS -- 2.3%
A. Schulman, Inc.                                                     3,839              91,445
Aceto Corp.                                                           3,697              34,937
Albemarle Corp.                                                      11,866             625,101
American Vanguard Corp.                                               3,233             112,508
Ashland, Inc.                                                         9,690             693,804
Balchem Corp.                                                         3,924             144,128
Cabot Corp.                                                           7,872             287,879
Calgon Carbon Corp. (a)                                               7,591             108,627
Cambrex Corp. (a)                                                     4,211              49,395
Celanese Corp., Series A                                             21,140             801,417
Chase Corp.                                                           1,050              19,288
Chemtura Corp. (a)                                                   13,019             224,187
Codexis, Inc. (a)                                                     3,595              10,893
Cytec Industries, Inc.                                                6,115             400,655
Ferro Corp. (a)                                                      11,456              39,294
FutureFuel Corp.                                                      2,057              24,910
Georgia Gulf Corp.                                                    4,631             167,735
H.B. Fuller Co.                                                       6,525             200,187
Hawkins, Inc.                                                         1,219              50,649
Huntsman Corp.                                                       25,839             385,776
Innophos Holdings, Inc.                                               2,897             140,476
Intrepid Potash, Inc. (a)                                             7,087             152,229
KMG Chemicals, Inc.                                                   1,340              24,790
Koppers Holdings, Inc.                                                2,764              96,547
Kraton Performance Polymers, Inc. (a)                                 4,392             114,631
Kronos Worldwide, Inc.                                                2,606              38,934
LSB Industries, Inc. (a)                                              2,547             111,737
Metabolix, Inc. (a)                                                   4,583               7,654
Minerals Technologies, Inc.                                           2,323             164,770
NewMarket Corp.                                                       1,427             351,727
NL Industries, Inc.                                                     962              11,053
Olin Corp.                                                           10,411             226,231
OM Group, Inc. (a)                                                    4,207              77,998
Omnova Solutions, Inc. (a)                                            6,465              48,940
Penford Corp. (a)                                                     1,735              12,978
PolyOne Corp.                                                        11,833             196,073
Polypore International, Inc. (a)(b)                                   6,250             220,937
Quaker Chemical Corp.                                                 1,785              83,306
Rentech, Inc. (a)                                                    30,656              75,414
Rockwood Holdings, Inc.                                              10,330             481,378
RPM International, Inc.                                              17,476             498,765
Senomyx, Inc. (a)                                                     5,573              10,589
Sensient Technologies Corp.                                           6,586             242,101

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012        4

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
CHEMICALS (CONCLUDED)
Spartech Corp. (a)                                                    4,177        $     22,347
Stepan Co.                                                            1,099             105,636
TOR Minerals International, Inc. (a)                                    421               6,210
TPC Group, Inc. (a)                                                   2,097              85,579
Tredegar Corp.                                                        3,039              53,912
Tronox Ltd., Class A                                                  3,357              76,036
Valhi, Inc.                                                           2,609              31,830
W.R. Grace & Co. (a)                                                  9,374             553,816
Westlake Chemical Corp.                                               2,664             194,632
Zagg, Inc. (a)                                                        3,437              29,318
Zep, Inc.                                                             3,058              46,237
Zoltek Cos., Inc. (a)                                                 3,792              29,160
                                                                                   ------------
                                                                                      9,096,786
-----------------------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS -- 2.5%
A.O. Smith Corp.                                                      5,113             294,202
Aaon, Inc.                                                            2,614              51,470
Acuity Brands, Inc.                                                   5,601             354,487
AECOM Technology Corp. (a)                                           14,870             314,649
Aegion Corp. (a)                                                      5,234             100,283
Ameresco, Inc., Class A (a)                                           2,678              31,627
American DG Energy, Inc. (a)                                          5,462              14,147
American Woodmark Corp. (a)                                           1,301              25,981
Apogee Enterprises, Inc.                                              3,829              75,125
Argan, Inc.                                                           1,410              24,604
Armstrong World Industries, Inc.                                      2,857             132,479
Baran Group Ltd. (a)                                                    102                 408
BlueLinx Holdings, Inc. (a)                                           4,661              10,907
Builders FirstSource, Inc. (a)                                        7,703              39,979
Eagle Materials, Inc.                                                 5,739             265,486
EMCOR Group, Inc.                                                     8,748             249,668
Fortune Brands Home & Security, Inc. (a)                             21,464             579,743
Foster Wheeler AG (a)                                                14,225             340,831
Generac Holdings, Inc.                                                3,491              79,909
Gibraltar Industries, Inc. (a)                                        4,125              52,882
Granite Construction, Inc.                                            4,576             131,423
Great Lakes Dredge & Dock Corp.                                       7,466              57,488
Griffon Corp.                                                         6,291              64,797
Headwaters, Inc. (a)                                                  8,688              57,167
Hill International, Inc. (a)                                          3,739              16,302
Insteel Industries, Inc.                                              2,223              26,076
Integrated Electrical Services, Inc. (a)                              2,175               9,896
KBR, Inc.                                                            19,501             581,520
L.B. Foster Co., Class A                                              1,361              44,015
Layne Christensen Co. (a)                                             2,645              51,868
Lennox International, Inc.                                            6,141             296,979
Louisiana-Pacific Corp. (a)                                          18,500             231,250
Martin Marietta Materials, Inc.                                       6,072             503,187
Mastec, Inc. (a)                                                      8,073             159,038
MDU Resources Group, Inc.                                            24,894             548,664
Mueller Water Products, Inc., Series A                               20,773             101,788
MYR Group, Inc. (a)                                                   2,806              55,980
NCI Building Systems, Inc. (a)                                        2,792              28,004
Nortek, Inc. (a)                                                      2,091             114,440
Northwest Pipe Co. (a)                                                1,360              33,524
Omega Flex, Inc. (a)                                                    642               6,812
Orion Marine Group, Inc. (a)                                          3,669              27,261
Owens Corning, Inc. (a)                                              15,742             526,727
PGT, Inc. (a)                                                         3,696              12,123
Pike Electric Corp. (a)                                               2,573              20,455
Primoris Services Corp.                                               4,130              53,896
Quanex Building Products Corp.                                        4,886              92,052
Shaw Group, Inc. (a)                                                  8,845             385,819
Simpson Manufacturing Co., Inc.                                       5,209             149,082
Sterling Construction Co., Inc. (a)                                   2,322              23,174
Texas Industries, Inc.                                                2,778             112,926
Thermon Group Holdings, Inc. (a)                                      2,392              59,776
TRC Cos., Inc. (a)                                                    2,546              19,146
Trex Co., Inc. (a)                                                    2,027              69,161
Tutor Perini Corp. (a)                                                4,612              52,761
Universal Forest Products, Inc.                                       2,582             107,256
USG Corp. (a)                                                        11,920             261,644
Valmont Industries, Inc.                                              3,132             411,858
Valspar Corp.                                                        11,208             628,769
Watsco, Inc.                                                          3,887             294,596
Watts Water Technologies, Inc., Class A                               3,633             137,436
                                                                                   ------------
                                                                                      9,605,003
-----------------------------------------------------------------------------------------------
ELECTRICITY -- 1.8%
Allete, Inc.                                                          4,501             187,872
Alliant Energy Corp.                                                 14,673             636,662
Black Hills Corp.                                                     5,858             208,369
Calpine Corp. (a)                                                    52,281             904,461
CH Energy Group, Inc.                                                 2,040             133,028
Cleco Corp.                                                           7,972             334,665
Covanta Holding Corp.                                                17,763             304,813
El Paso Electric Co.                                                  5,325             182,381
The Empire District Electric Co.                                      5,793             124,839
GenOn Energy, Inc. (a)                                              102,540             259,426
Great Plains Energy, Inc.                                            20,249             450,743
Hawaiian Electric Industries, Inc.                                   12,894             339,241
IDACORP, Inc.                                                         6,473             280,087
ITC Holdings Corp.                                                    6,931             523,845
MGE Energy, Inc.                                                      3,072             162,785
NorthWestern Corp.                                                    4,811             174,303
NV Energy, Inc.                                                      31,414             565,766
Ormat Technologies, Inc.                                              2,301              43,144
Portland General Electric Co.                                         9,927             268,426
U.S. Geothermal, Inc. (a)                                            23,727               8,304
UIL Holdings Corp.                                                    6,815             244,386
Unitil Corp.                                                          2,233              60,782
UNS Energy Corp.                                                      5,422             226,965
Westar Energy, Inc.                                                  16,825             499,030
                                                                                   ------------
                                                                                      7,124,323
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT -- 3.0%
A123 Systems, Inc. (a)                                               13,967               3,492

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012        5

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT (CONCLUDED)
Active Power, Inc. (a)                                               16,856        $     13,485
Adept Technology, Inc. (a)                                            1,899               7,501
Aeroflex Holding Corp. (a)                                            2,890              19,161
Allied Motion Technologies, Inc.                                      1,204               7,946
Altair Nanotechnologies, Inc. (a)                                     6,009               4,687
American Science & Engineering, Inc.                                  1,170              76,764
American Superconductor Corp. (a)                                     5,642              23,414
Ametek, Inc.                                                         32,311           1,145,425
Anaren, Inc. (a)                                                      2,056              41,099
Anixter International, Inc.                                           3,685             211,740
API Technologies Corp. (a)                                            4,663              13,383
Arrow Electronics, Inc. (a)                                          14,404             485,559
Avnet, Inc. (a)                                                      18,710             544,274
AVX Corp.                                                             5,975              57,300
AZZ, Inc.                                                             3,380             128,372
Badger Meter, Inc.                                                    1,944              70,742
Ballantyne Strong, Inc. (a)                                           2,537              10,554
Bel Fuse, Inc.                                                        1,699              31,737
Belden, Inc.                                                          5,912             218,035
Benchmark Electronics, Inc. (a)                                       7,537             115,090
Brady Corp.                                                           6,074             177,847
Capstone Turbine Corp. (a)(b)                                        42,444              42,444
Checkpoint Systems, Inc. (a)                                          5,416              44,844
Cognex Corp.                                                          5,322             184,035
Coherent, Inc. (a)                                                    3,189             146,248
Coleman Cable, Inc.                                                   1,534              14,788
CTS Corp.                                                             4,722              47,551
Cyberoptics Corp. (a)                                                 1,403               9,765
Daktronics, Inc.                                                      5,085              48,358
Echelon Corp. (a)                                                     5,027              19,304
Electro Rent Corp.                                                    2,635              46,613
Electro Scientific Industries, Inc.                                   3,399              41,536
eMagin Corp. (a)                                                      3,773              15,545
Encore Wire Corp.                                                     2,456              71,863
EnerNOC, Inc. (a)                                                     3,448              44,755
EnerSys (a)                                                           6,377             225,044
ESCO Technologies, Inc.                                               3,555             138,112
Fabrinet (a)                                                          3,095              35,871
Faro Technologies, Inc. (a)                                           2,341              96,730
FEI Co.                                                               5,140             274,990
General Cable Corp. (a)                                               6,546             192,321
GrafTech International Ltd. (a)                                      16,819             151,203
Greatbatch, Inc. (a)                                                  3,149              76,615
Houston Wire & Cable Co.                                              2,277              24,500
Hubbell, Inc., Class B                                                7,063             570,267
II-VI, Inc. (a)                                                       7,284             138,542
Intevac, Inc. (a)                                                     3,706              22,644
IntriCon Corp. (a)                                                    1,324               6,686
IPG Photonics Corp. (a)                                               3,878             222,209
Itron, Inc. (a)                                                       5,315             229,342
Kemet Corp. (a)                                                       5,944              26,154
Landauer, Inc.                                                        1,334              79,666
Lightpath Technologies, Inc., Class A (a)                             3,924               3,845
Lime Energy Co. (a)                                                   3,916               2,780
Littelfuse, Inc.                                                      2,939             166,171
LSI Industries, Inc.                                                  3,032              20,436
Magnetek, Inc. (a)                                                      607               6,835
Maxwell Technologies, Inc. (a)                                        4,314              35,030
Measurement Specialties, Inc. (a)                                     2,148              70,841
Methode Electronics, Inc.                                             5,028              48,822
Mettler-Toledo International, Inc. (a)                                4,154             709,254
Microvision, Inc. (a)(b)                                              3,842               8,913
MTS Systems Corp.                                                     2,197             117,649
Multi-Fineline Electronix, Inc. (a)                                   1,332              30,037
Napco Security Technologies, Inc. (a)                                 3,820              12,950
National Instruments Corp.                                           12,570             316,387
Newport Corp. (a)                                                     5,350              59,171
NVE Corp. (a)                                                           763              45,162
Orion Energy Systems, Inc. (a)                                        2,807               5,502
OSI Systems, Inc. (a)                                                 2,521             196,235
Parametric Sound Corp. (a)                                              865               5,614
Park Electrochemical Corp.                                            2,609              64,781
Planar Systems, Inc. (a)                                              5,103               6,889
Plexus Corp. (a)                                                      4,762             144,241
Powell Industries, Inc. (a)                                           1,238              47,873
Power-One, Inc. (a)                                                  16,533              92,585
Powerwave Technologies, Inc. (a)                                      4,283               2,613
Pulse Electronics Corp.                                               5,789               4,747
Regal-Beloit Corp.                                                    5,525             389,402
Research Frontiers, Inc. (a)                                          4,006              17,827
Richardson Electronics Ltd.                                           1,792              21,271
Rofin-Sinar Technologies, Inc. (a)                                    3,811              75,191
Rogers Corp. (a)                                                      2,172              92,006
Rubicon Technology, Inc. (a)                                          2,352              22,532
Sanmina-SCI Corp. (a)                                                11,040              93,730
SatCon Technology Corp. (a)                                           2,299               2,529
Servotronics, Inc.                                                      400               3,408
Sigmatron International, Inc. (a)                                     1,200               5,220
SL Industries, Inc. (a)                                                 578               8,208
Synthesis Energy Systems, Inc. (a)                                    7,050               9,306
Trimble Navigation Ltd. (a)                                          16,787             800,068
TTM Technologies, Inc. (a)                                            7,237              68,245
Ultralife Batteries, Inc. (a)                                         2,906               9,038
Universal Display Corp. (a)                                           5,446             187,233
UQM Technologies, Inc. (a)                                            5,140               5,962
Veeco Instruments, Inc. (a)                                           5,190             155,804
Viasystems Group, Inc. (a)                                              729              12,612
Vicor Corp.                                                           2,853              19,029
Vishay Intertechnology, Inc. (a)                                     17,552             172,536
Vishay Precision Group, Inc. (a)                                      2,195              30,686
WESCO International, Inc. (a)                                         5,797             331,588
Zebra Technologies Corp., Class A (a)                                 6,884             258,425
Zygo Corp. (a)                                                        2,705              49,474
                                                                                   ------------
                                                                                     11,762,845
-----------------------------------------------------------------------------------------------

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012        6

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.7%
Affiliated Managers Group, Inc. (a)                                   6,850        $    842,550
Artio Global Investors, Inc.                                          6,596              19,656
Asset Acceptance Capital Corp. (a)                                    2,516              18,769
Asta Funding, Inc.                                                    1,806              16,958
BBCN Bancorp, Inc. (a)                                               10,519             132,645
BGC Partners, Inc.                                                   12,924              63,328
Calamos Asset Management, Inc., Class A                               2,844              33,104
Cash America International, Inc.                                      3,909             150,770
CBOE Holdings, Inc.                                                  11,520             338,918
CIFC Corp. (a)                                                          949               6,947
CIT Group, Inc. (a)                                                  26,677           1,050,807
Cohen & Steers, Inc.                                                  2,394              70,910
Comerica, Inc.                                                           --                  --
CompuCredit Holdings Corp. (a)                                        1,465               5,450
Cowen Group, Inc., Class A (a)                                       11,162              30,137
Credit Acceptance Corp. (a)                                           1,324             113,215
DFC Global Corp. (a)                                                  6,027             103,363
Diamond Hill Investments Group, Inc.                                    419              32,129
Duff & Phelps Corp.                                                   4,220              57,434
Eaton Vance Corp.                                                    15,431             446,882
Encore Capital Group, Inc. (a)                                        3,143              88,821
Epoch Holding Corp.                                                   2,277              52,599
Evercore Partners, Inc., Class A                                      3,511              94,797
Ezcorp, Inc. (a)                                                      6,027             138,199
FBR & Co. (a)                                                         5,608              17,329
Federal Agricultural Mortgage Corp., Class B                          1,535              39,511
Fidelity National Financial, Inc., Class A                           28,186             602,898
Financial Engines, Inc. (a)                                           5,619             133,901
First Cash Financial Services, Inc. (a)                               3,534             162,599
The First Marblehead Corp. (a)                                       12,084              12,688
FXCM, Inc.                                                            3,424              32,699
GAMCO Investors, Inc., Class A                                          597              29,701
GFI Group, Inc.                                                       8,540              27,157
Gleacher & Co., Inc. (a)                                              9,785               7,143
Green Dot Corp., Class A (a)                                          2,941              35,968
Greenhill & Co., Inc.                                                 3,601             186,352
Imperial Holdings, Inc. (a)                                           3,012              10,271
Institutional Financial Market, Inc.                                  2,236               2,527
Interactive Brokers Group, Inc., Class A                              5,109              71,628
International FCStone, Inc. (a)                                       2,019              38,482
Intersections, Inc.                                                   1,474              15,536
Investment Technology Group, Inc. (a)                                 5,281              45,945
Janus Capital Group, Inc.                                            24,906             235,113
Jefferies Group, Inc.                                                17,034             233,195
JMP Group, Inc.                                                       2,564              14,076
KBW, Inc.                                                             4,678              77,047
Knight Capital Group, Inc., Class A (a)                              13,485              36,140
Ladenburg Thalmann Financial Services, Inc. (a)                      17,312              22,852
LPL Financial Holdings, Inc.                                          4,992             142,472
MarketAxess Holdings, Inc.                                            4,966             156,926
Marlin Business Services, Inc.                                        1,403              29,758
Medallion Financial Corp.                                             2,817              33,269
MGIC Investment Corp. (a)                                            27,437              41,979
MicroFinancial, Inc.                                                  1,948              17,824
MoneyGram International, Inc. (a)                                     2,824              42,190
MSCI, Inc. (a)                                                       16,283             582,768
National Financial Partners Corp. (a)                                 5,462              92,308
Nelnet, Inc., Class A                                                 3,474              82,473
Netspend Holdings, Inc. (a)                                           4,853              47,705
NewStar Financial, Inc. (a)                                           2,808              33,668
Ocwen Financial Corp. (a)                                            15,485             424,444
Oppenheimer Holdings, Inc.                                            1,335              21,293
Penson Worldwide, Inc. (a)(b)                                         3,976                 179
Pico Holdings, Inc. (a)                                               3,113              71,039
Piper Jaffray Cos. (a)                                                2,246              57,161
Portfolio Recovery Associates, Inc. (a)                               2,264             236,429
Pzena Investment Management, Inc., Class A                            2,930              15,265
Radian Group, Inc.                                                   17,922              77,781
Raymond James Financial, Inc.                                        14,760             540,954
Resource America, Inc., Class A                                       2,855              19,528
Safeguard Scientifics, Inc. (a)                                       2,987              46,866
SEI Investments Co.                                                  17,993             385,950
Stewart Information Services Corp.                                    2,605              52,465
Stifel Financial Corp. (a)(b)                                         6,635             222,936
SWS Group, Inc. (a)                                                   3,739              22,845
TD Ameritrade Holding Corp.                                          30,013             461,300
Tree.com, Inc. (a)                                                    1,018              15,952
U.S. Global Investors, Inc.                                           2,032              12,436
Virtus Investment Partners, Inc. (a)                                    834              71,724
Waddell & Reed Financial, Inc., Class A                              11,510             377,183
Walker & Dunlop, Inc. (a)                                             2,622              40,300
Westwood Holdings Group, Inc.                                         1,090              42,521
WisdomTree Investments, Inc. (a)                                      8,233              55,161
World Acceptance Corp. (a)                                            1,777             119,859
                                                                                   ------------
                                                                                     10,694,057
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS -- 0.4%
8x8, Inc. (a)                                                         9,630              63,173
Alaska Communications Systems Group, Inc. (b)                         7,188              16,245
Cbeyond Communications, Inc. (a)                                      4,242              41,826
Cincinnati Bell, Inc. (a)                                            27,016             153,991
Consolidated Communications Holdings, Inc.                            4,879              83,870
Fairpoint Communications, Inc. (a)                                    3,648              27,579
General Communication, Inc., Class A (a)                              4,596              45,041

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012        7

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS (CONCLUDED)
Hawaiian Telcom HoldCo, Inc. (a)                                      1,088        $     19,290
HickoryTech Corp.                                                     1,959              20,726
IDT Corp., Class B                                                    2,232              22,923
inContact, Inc. (a)                                                   6,172              40,242
Level 3 Communications, Inc. (a)                                     21,353             490,478
Lumos Networks Corp.                                                  2,200              17,292
Primus Telecommunications Group, Inc.                                 1,822              27,822
TW Telecom, Inc. (a)                                                 20,129             524,763
Vonage Holdings Corp. (a)                                            19,630              44,756
Warwick Valley Telephone Co.                                          1,070              13,910
                                                                                   ------------
                                                                                      1,653,927
-----------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS -- 0.8%
Arden Group, Inc., Class A                                              256              24,837
Casey's General Stores, Inc.                                          5,073             289,871
The Chefs' Warehouse, Inc. (a)                                        1,573              25,766
Core-Mark Holdings Co., Inc.                                          1,611              77,505
The Fresh Market, Inc. (a)                                            5,561             333,549
GNC Holdings, Inc. Class A                                           10,600             413,082
Harris Teeter Supermarkets                                            6,414             249,120
Ingles Markets, Inc., Class A                                         1,922              31,425
Nash Finch Co.                                                        1,557              31,794
Omnicare, Inc.                                                       14,775             501,907
The Pantry, Inc. (a)                                                  3,370              49,033
PetMed Express, Inc.                                                  2,946              29,578
Rite Aid Corp. (a)                                                   95,743             112,019
Spartan Stores, Inc.                                                  2,921              44,720
SUPERVALU, Inc. (b)                                                  28,364              68,357
United Natural Foods, Inc. (a)                                        6,562             383,549
Village Super Market, Inc., Class A                                     843              30,989
Vitamin Shoppe, Inc. (a)(b)                                           4,000             233,280
Weis Markets, Inc.                                                    1,399              59,220
                                                                                   ------------
                                                                                      2,989,601
-----------------------------------------------------------------------------------------------
FOOD PRODUCERS -- 1.6%
Alico, Inc.                                                             631              19,706
The Andersons, Inc.                                                   2,280              85,865
B&G Foods, Inc., Class A                                              6,590             199,743
Bunge Ltd.                                                           19,217           1,288,500
Cal-Maine Foods, Inc.                                                 1,883              84,622
Calavo Growers, Inc.                                                  1,851              46,275
Chiquita Brands International, Inc. (a)                               6,109              46,673
Coffee Holding Co., Inc. (b)                                            905               6,389
Darling International, Inc. (a)                                      15,879             290,427
Diamond Foods, Inc. (b)                                               3,028              56,987
Dole Food Co., Inc. (a)                                               4,866              68,270
Farmer Bros. Co. (a)                                                  1,270              12,078
Flowers Foods, Inc.                                                  15,536             313,516
Fresh Del Monte Produce, Inc.                                         5,086             130,202
Golden Enterprises, Inc.                                                941               3,162
Griffin Land & Nurseries, Inc.                                          483              16,292
Harbinger Group, Inc. (a)                                             1,680              14,162
Herbalife Ltd.                                                       14,840             703,416
Hillshire Brands Co.                                                 15,819             423,633
HQ Sustainable Maritime Industries, Inc. (a)                          4,100                 225
Ingredion, Inc.                                                      10,166             560,757
J&J Snack Foods Corp.                                                 1,994             114,316
John B. Sanfilippo & Son, Inc. (a)                                    1,290              16,796
Lancaster Colony Corp.                                                2,539             185,982
Lifeway Foods, Inc.                                                   1,575              14,962
Limoneira Co.                                                         1,441              26,558
Mannatech, Inc. (a)                                                     310               1,584
Medifast, Inc. (a)                                                    2,022              52,875
MGP Ingredients, Inc.                                                 1,897               7,247
Natures Sunshine Prods, Inc.                                          1,521              24,853
Nutraceutical International Corp. (a)                                 1,443              22,742
NutriSystem, Inc.                                                     3,798              39,993
Omega Protein Corp. (a)                                               2,787              19,119
Overhill Farms, Inc. (a)                                              2,603              11,922
Pilgrims Pride Corp. (a)                                              7,823              39,976
Reliv International, Inc.                                             1,819               2,346
Rocky Mountain Chocolate Factory, Inc.                                1,140              14,432
Schiff Nutrition International, Inc. (a)                              1,913              46,275
Seaboard Corp. (a)                                                       40              90,405
Seneca Foods Corp. (a)                                                1,301              38,848
Smart Balance, Inc. (a)                                               8,305             100,324
Smithfield Foods, Inc. (a)                                           17,943             352,580
Snyders-Lance, Inc.                                                   6,454             161,350
Tootsie Roll Industries, Inc.                                         2,736              73,817
TreeHouse Foods, Inc. (a)                                             4,849             254,572
USANA Health Sciences, Inc. (a)                                       1,008              46,842
                                                                                   ------------
                                                                                      6,131,616
-----------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.4%
Green Mountain Coffee Roasters, Inc. (a)                             17,232             409,260
The Hain Celestial Group, Inc. (a)                                    6,002             378,126
Post Holdings, Inc. (a)                                               3,682             110,681
Ralcorp Holdings, Inc. (a)                                            7,364             537,572
Sanderson Farms, Inc.                                                 2,682             119,000
                                                                                   ------------
                                                                                      1,554,639
-----------------------------------------------------------------------------------------------
FORESTRY & PAPER -- 0.4%
Boise, Inc.                                                          12,240             107,223
Buckeye Technologies, Inc.                                            5,315             170,399
Clearwater Paper Corp. (a)                                            3,193             131,903
Deltic Timber Corp.                                                   1,473              96,128
Domtar Corp.                                                          4,759             372,582
Kapstone Paper and Packaging Corp. (a)                                5,201             116,450
Neenah Paper, Inc.                                                    2,165              62,006
P.H. Glatfelter Co.                                                   5,544              98,739
Resolute Forest Products (a)                                         12,832             166,816
Verso Paper Corp. (a)                                                 3,704               5,926

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012        8

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
FORESTRY & PAPER (CONCLUDED)
Wausau Paper Corp.                                                    6,213        $     57,532
                                                                                   ------------
                                                                                      1,385,704
-----------------------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES -- 1.6%
American States Water Co.                                             2,606             115,785
American Water Works Co., Inc.                                       23,321             864,276
Aqua America, Inc.                                                   18,633             461,353
Artesian Resources Corp., Class A                                     1,549              35,983
Atmos Energy Corp.                                                   11,908             426,187
Avista Corp.                                                          7,686             197,838
Cadiz, Inc. (a)                                                       1,970              19,129
California Water Service Group                                        5,748             107,200
Chesapeake Utilities Corp.                                            1,478              69,998
Connecticut Water Service, Inc.                                       1,502              47,914
Delta Natural Gas Co., Inc.                                           1,254              24,277
Gas Natural, Inc.                                                     2,059              20,467
Genie Energy Ltd.                                                     2,815              20,184
The Laclede Group, Inc.                                               2,785             119,755
Middlesex Water Co.                                                   2,648              50,736
National Fuel Gas Co.                                                11,060             597,682
New Jersey Resources Corp.                                            5,343             244,282
Northwest Natural Gas Co.                                             3,505             172,586
Piedmont Natural Gas Co.                                              9,253             300,538
PNM Resources, Inc.                                                  10,308             216,777
Questar Corp.                                                        23,473             477,206
RGC Resources, Inc.                                                   1,250              22,475
SJW Corp.                                                             1,851              46,941
South Jersey Industries, Inc.                                         3,937             208,385
Southwest Gas Corp.                                                   5,999             265,156
UGI Corp.                                                            14,878             472,377
Vectren Corp.                                                        10,952             313,227
WGL Holdings, Inc.                                                    6,573             264,563
                                                                                   ------------
                                                                                      6,183,277
-----------------------------------------------------------------------------------------------
GENERAL INDUSTRIALS -- 1.2%
Actuant Corp., Class A                                                9,653             276,269
AEP Industries, Inc. (a)                                                611              37,020
AptarGroup, Inc.                                                      8,732             451,532
Carlisle Cos., Inc.                                                   8,248             428,236
Crown Holdings, Inc. (a)                                             19,996             734,853
Graphic Packaging Holding Co. (a)                                    17,455             101,414
Greif, Inc.                                                           4,072             179,901
Harsco Corp.                                                         10,588             217,372
Landec Corp. (a)                                                      3,788              43,373
Multi-Color Corp.                                                     1,748              40,484
Myers Industries, Inc.                                                4,177              65,245
Otter Tail Corp.                                                      4,663             111,259
Packaging Corp. of America                                           13,020             472,626
Raven Industries, Inc.                                                4,878             143,559
Rexnord Corp. (a)                                                     3,542              64,535
Rock-Tenn Co., Class A                                                9,403             678,708
Silgan Holdings, Inc.                                                 6,575             286,078
Sonoco Products Co.                                                  13,228             409,936
Trimas Corp. (a)                                                      4,375             105,481
UFP Technologies, Inc. (a)                                              997              17,537
                                                                                   ------------
                                                                                      4,865,418
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS -- 5.1%
1-800-FLOWERS.COM, Inc., Class A (a)                                  4,231              15,782
Aaron's, Inc.                                                         9,375             260,719
Amerco, Inc.                                                            918              97,638
America's Car-Mart, Inc. (a)                                          1,187              53,973
American Eagle Outfitters, Inc.                                      23,865             503,074
American Public Education, Inc. (a)                                   2,475              90,164
Ancestry.com, Inc. (a)                                                4,108             123,569
ANN, Inc. (a)                                                         6,348             239,510
Asbury Automotive Group, Inc. (a)                                     4,203             117,474
Ascena Retail Group, Inc. (a)                                        16,531             354,590
Autobytel, Inc. (a)                                                   3,143              12,038
Aeropostale, Inc. (a)                                                10,980             148,559
Barnes & Noble, Inc. (a)                                              5,047              64,501
Beacon Roofing Supply, Inc. (a)                                       6,277             178,894
bebe Stores, Inc.                                                     4,568              21,926
Bidz.com, Inc. (a)                                                    5,995               4,620
Big 5 Sporting Goods Corp.                                            2,515              25,024
Blue Nile, Inc. (a)                                                   1,711              63,461
Body Central Corp. (a)                                                2,136              22,321
The Bon-Ton Stores, Inc.                                              1,552              14,744
Books-A-Million, Inc. (a)                                             1,081               3,167
Bridgepoint Education, Inc. (a)                                       2,358              23,934
Brown Shoe Co., Inc.                                                  5,418              86,851
The Buckle, Inc. (b)                                                  3,603             163,684
Build-A-Bear Workshop, Inc. (a)                                       2,088               8,143
Cabela's, Inc., Class A (a)                                           6,158             336,719
Cache, Inc. (a)                                                       1,918               6,080
Cambium Learning Group, Inc. (a)                                      2,677               2,650
Capella Education Co. (a)                                             1,617              56,692
Career Education Corp. (a)                                            6,705              25,278
Carriage Services, Inc.                                               2,363              22,850
Casual Male Retail Group, Inc. (a)                                    6,123              28,349
The Cato Corp., Class A                                               3,617             107,461
Chemed Corp.                                                          2,499             173,156
Chico's FAS, Inc.                                                    22,173             401,553
Christopher & Banks Corp.                                             4,700              16,497
Citi Trends, Inc. (a)                                                 2,119              26,604
Clean Energy Fuels Corp. (a)(b)                                       8,994             118,451
Coldwater Creek, Inc. (a)                                            10,005               8,304
Collective Brands, Inc. (a)                                           8,271             179,563
Collectors Universe, Inc.                                             1,028              14,423
Conn's, Inc. (a)                                                      2,913              64,232
Copart, Inc. (a)                                                     14,477             401,447
Corinthian Colleges, Inc. (a)                                        10,420              24,800
dELiA*s, Inc. (a)                                                     5,289               7,352
Destination Maternity Corp.                                           1,709              31,958
Dick's Sporting Goods, Inc.                                          12,916             669,695
Dillard's, Inc., Class A                                              4,119             297,886
DSW, Inc., Class A                                                    4,274             285,161
Education Management Corp. (a)                                        2,632               8,186

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012        9

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS (CONCLUDED)
The Finish Line, Inc., Class A                                        6,791        $    154,427
Francesca's Holdings Corp. (a)                                        4,739             145,629
Fred's, Inc., CLass A                                                 4,500              64,035
Gaiam, Inc. (a)                                                       2,881              10,055
gDollar General Corp. (a)                                            29,652           1,528,264
Geeknet, Inc. (a)                                                       943              18,247
Genesco, Inc. (a)                                                     3,245             216,539
Grand Canyon Education, Inc. (a)(b)                                   5,755             135,415
Group 1 Automotive, Inc.                                              2,839             170,993
Guess?, Inc.                                                          8,198             208,393
Haverty Furniture Cos., Inc.                                          2,729              37,879
hhgregg, Inc. (a)                                                     2,292              15,815
Hibbett Sports, Inc. (a)                                              3,526             209,621
Hillenbrand, Inc.                                                     8,350             151,886
Hot Topic, Inc.                                                       5,595              48,677
HSN, Inc.                                                             4,972             243,877
ITT Corp.                                                            12,169             245,205
ITT Educational Services, Inc. (a)                                    2,103              67,780
Jos. A. Bank Clothiers, Inc. (a)(b)                                   3,715             180,103
K12, Inc. (a)                                                         4,900              98,980
KAR Auction Services, Inc. (a)                                       10,655             210,330
Kirkland's, Inc. (a)                                                  2,230              22,144
Learning Tree International, Inc. (a)                                 1,011               5,146
Liquidity Services, Inc. (a)                                          3,264             163,885
Lithia Motors, Inc., Class A                                          2,799              93,235
Mac-Gray Corp.                                                        1,649              22,113
MarineMax, Inc. (a)                                                   3,258              27,009
Matthews International Corp., Class A                                 3,759             112,093
The Men's Wearhouse, Inc.                                             6,321             217,632
Monro Muffler, Inc.                                                   3,874             136,326
Navarre Corp. (a)                                                     6,945              10,834
New York & Co. (a)                                                    3,761              14,104
Office Depot, Inc. (a)(b)                                            38,160              97,690
OfficeMax, Inc.                                                      11,449              89,417
OpenTable, Inc. (a)                                                   3,197             132,995
Overstock.com, Inc. (a)                                               2,033              21,062
Pacific Sunwear of California, Inc. (a)                               7,031              17,578
PC Mall, Inc. (a)                                                     1,212               7,127
Penske Automotive Group, Inc.                                         5,595             168,354
The Pep Boys - Manny, Moe & Jack                                      6,922              70,466
Perfumania Holdings, Inc. (a)                                           978               7,042
PetSmart, Inc.                                                       14,383             992,139
Pier 1 Imports, Inc.                                                 14,505             271,824
PriceSmart, Inc.                                                      2,454             185,817
The Providence Service Corp. (a)                                      2,019              26,227
RadioShack Corp.                                                     13,377              31,837
RealNetworks, Inc. (a)                                                3,840              31,949
Regis Corp.                                                           7,537             138,530
Rent-A-Center, Inc.                                                   7,769             272,537
Rollins, Inc.                                                         8,801             205,855
Rue21, Inc. (a)                                                       2,152              67,035
Rush Enterprises, Inc., Class A (a)                                   4,466              86,015
Saks, Inc. (a)                                                       13,819             142,474
Sally Beauty Holdings, Inc. (a)                                      21,024             527,492
Sears Holdings Corp. (a)                                              4,810             266,907
Service Corp. International                                          28,375             381,927
Shoe Carnival, Inc.                                                   1,951              45,907
Shutterfly, Inc. (a)                                                  4,252             132,322
Signet Jewelers Ltd.                                                 10,704             521,927
Sonic Automotive, Inc.                                                4,922              93,420
Sotheby's                                                             8,982             282,933
Stage Stores, Inc.                                                    4,159              87,589
Stamps.com, Inc. (a)                                                  2,416              55,906
Standard Parking Corp. (a)                                            2,235              50,131
Stein Mart, Inc. (a)                                                  3,683              31,342
Stewart Enterprises, Inc., Class A                                    9,788              82,170
Strayer Education, Inc.                                               1,590             102,316
Susser Holdings Corp. (a)                                             2,417              87,423
Teavana Holdings, Inc. (a)                                            1,334              17,395
Titan Machinery, Inc. (a)                                             2,329              47,232
Tractor Supply Co.                                                    9,453             934,807
Trans World Entertainment Corp. (a)                                   2,400               8,736
Tuesday Morning Corp. (a)                                             5,896              38,619
Ulta Salon Cosmetics & Fragrance, Inc.                                7,805             751,661
ValueVision Media, Inc., Class A (a)                                  5,705              13,407
VCA Antech, Inc. (a)(b)                                              11,547             227,822
Weight Watchers International, Inc.                                   3,587             189,394
West Marine, Inc. (a)                                                 2,113              22,461
The Wet Seal, Inc., Class A (a)                                      12,627              39,775
Williams-Sonoma, Inc.                                                11,541             507,458
Winmark Corp.                                                           366              19,793
Zale Corp. (a)                                                        3,468              23,929
Zumiez, Inc. (a)                                                      2,964              82,192
                                                                                   ------------
                                                                                     19,738,741
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES -- 5.2%
Abaxis, Inc. (a)                                                      2,837             101,905
Abiomed, Inc. (a)                                                     4,932             103,523
Acadia Healthcare Co., Inc. (a)                                       2,807              66,947
Accretive Health, Inc. (a)                                            7,356              82,093
Accuray, Inc. (a)                                                     8,550              60,534
Addus HomeCare Corp. (a)                                              1,036               5,594
Air Methods Corp. (a)                                                 1,575             188,008
Alere, Inc. (a)                                                      10,151             197,843
Align Technology, Inc. (a)                                            9,544             352,842
Alliance Healthcare Services, Inc. (a)                                8,258              11,644
Almost Family, Inc. (a)                                               1,318              28,047
Alphatec Holdings, Inc. (a)                                           9,814              16,193
Amedisys, Inc. (a)                                                    4,157              57,408
American Caresource Holdings, Inc. (a)                                2,753               4,212
AMERIGROUP Corp. (a)                                                  6,516             595,758
Amsurg Corp. (a)                                                      4,269             121,154
Analogic Corp.                                                        1,635             127,808

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       10

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
AngioDynamics, Inc. (a)                                               4,582        $     55,900
Anika Therapeutics, Inc. (a)                                          1,769              26,570
Antares Pharma, Inc. (a)                                             13,784              60,098
ArthroCare Corp. (a)                                                  3,806             123,314
Assisted Living Concepts, Inc.                                        2,779              21,204
AtriCure, Inc. (a)                                                    1,800              13,392
Atrion Corp.                                                            222              49,173
Bio-Rad Laboratories, Inc., Class A (a)                               2,674             285,369
Bio-Reference Labs, Inc. (a)                                          3,359              96,000
Biolase Technology, Inc. (a)                                          5,368               9,179
Bioscript, Inc. (a)                                                   7,816              71,204
Bovie Medical Corp. (a)                                               3,326              11,974
Brookdale Senior Living, Inc. (a)                                    13,046             302,928
Bruker BioSciences Corp. (a)                                         12,352             161,688
BSD Medical Corp. (a)                                                 3,756               4,920
Cantel Medical Corp.                                                  2,936              79,507
Capital Senior Living Corp. (a)                                       3,876              56,086
Cardica, Inc. (a)                                                     5,277               7,599
CardioNet, Inc. (a)                                                   3,658               9,218
Cardiovascular Systems, Inc. (a)                                      2,764              31,952
Celsion Corp. (a)                                                     4,919              26,661
Centene Corp. (a)                                                     6,867             256,894
Cepheid, Inc. (a)(b)                                                  8,827             304,620
Chindex International, Inc. (a)                                       1,763              18,212
CollabRx, Inc. (a)                                                      409               1,448
Community Health Systems, Inc. (a)                                   12,055             351,283
Conceptus, Inc. (a)                                                   4,370              88,755
CONMED Corp.                                                          3,741             106,618
The Cooper Cos., Inc.                                                 6,351             599,915
Corvel Corp. (a)                                                        902              40,364
Covance, Inc. (a)                                                     7,328             342,144
CryoLife, Inc.                                                        4,128              27,740
Cutera, Inc. (a)                                                      2,304              17,211
Cyberonics, Inc. (a)                                                  3,228             169,212
Cynosure, Inc., Class A (a)                                           1,483              39,122
Delcath Systems, Inc. (a)                                            10,273              16,642
DexCom, Inc. (a)(b)                                                   9,326             140,170
Echo Therapeutics, Inc. (a)                                           7,279              11,501
Emeritus Corp. (a)                                                    4,018              84,137
Endologix, Inc. (a)(b)                                                7,662             105,889
The Ensign Group, Inc.                                                2,391              73,177
Escalon Medical Corp. (a)                                             1,399                 488
Exactech, Inc. (a)                                                    1,351              24,088
Five Star Quality Care, Inc. (a)                                      6,433              32,873
Fluidigm Corp. (a)                                                    3,033              51,561
Fonar Corp. (a)                                                       1,545               5,794
GenMark Diagnostics, Inc. (a)                                         4,228              38,940
Gentiva Health Services, Inc. (a)                                     4,042              45,755
Haemonetics Corp. (a)(b)                                              3,355             269,071
Hanger Orthopedic Group, Inc. (a)                                     4,647             132,579
Hansen Medical, Inc. (a)                                              7,724              15,062
HCA Holdings, Inc.                                                   21,711             721,891
Health Management Associates, Inc., Class A (a)                      33,980             285,092
Health Net, Inc. (a)                                                 10,735             241,645
Healthcare Services Group, Inc.                                       8,953             204,755
HealthSouth Corp. (a)                                                12,855             309,291
HealthStream, Inc. (a)                                                2,719              77,383
Healthways, Inc. (a)                                                  4,489              52,566
Henry Schein, Inc. (a)                                               11,723             929,282
Hill-Rom Holdings, Inc.                                               8,184             237,827
HMS Holdings Corp. (a)                                               11,525             385,281
Hologic, Inc. (a)                                                    35,260             713,662
Hooper Holmes, Inc. (a)                                               9,589               6,137
ICU Medical, Inc. (a)                                                 1,687             102,030
Idexx Laboratories, Inc. (a)(b)                                       7,338             729,030
Insulet Corp. (a)                                                     6,534             141,004
Integra LifeSciences Holdings Corp. (a)                               2,611             107,312
Invacare Corp.                                                        3,832              54,184
IPC The Hospitalist Co., Inc. (a)                                     2,279             104,150
IRIS International, Inc. (a)                                          2,554              49,854
Kindred Healthcare, Inc. (a)                                          6,932              78,886
LCA-Vision, Inc. (a)                                                  2,420               9,777
LHC Group, Inc. (a)                                                   2,223              41,059
LifePoint Hospitals, Inc. (a)                                         6,347             271,525
Magellan Health Services, Inc. (a)                                    3,556             183,525
MAKO Surgical Corp. (a)                                               5,290              92,099
Masimo Corp. (a)                                                      6,954             168,148
Medical Action Industries, Inc. (a)                                   2,313               8,072
MEDNAX, Inc. (a)                                                      6,604             491,668
MELA Sciences, Inc. (a)(b)                                            5,296              17,000
Meridian Bioscience, Inc.                                             5,509             105,663
Merit Medical Systems, Inc. (a)                                       5,446              81,309
Metropolitan Health Networks, Inc. (a)                                5,877              54,891
Molina Healthcare, Inc. (a)                                           3,962              99,644
Nanosphere, Inc. (a)                                                  6,499              21,577
National Healthcare Corp.                                             1,112              53,087
Natus Medical, Inc. (a)                                               3,994              52,202
Navidea Biopharmaceuticals, Inc. (a)(b)                              14,255              39,201
Neogen Corp. (a)                                                      3,054             130,406
Neurometrix, Inc. (a)                                                   655                 387
NuVasive, Inc. (a)                                                    5,954             136,406
NxStage Medical, Inc. (a)                                             7,262              95,931
Omnicell, Inc. (a)                                                    4,742              65,914
OraSure Technologies, Inc. (a)                                        7,732              85,980
Orthofix International NV (a)                                         2,560             114,560
Owens & Minor, Inc.                                                   8,154             243,641
Palomar Medical Technologies, Inc. (a)                                2,610              24,638
Parexel International Corp. (a)(b)                                    8,112             249,525
PharMerica Corp. (a)                                                  4,070              51,526
PSS World Medical, Inc. (a)                                           6,715             152,968
Psychemedics Corp.                                                      971              11,798
Quidel Corp. (a)                                                      4,050              76,666

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       11

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONCLUDED)
RadNet, Inc. (a)                                                      4,638        $     12,894
ResMed, Inc.                                                         18,914             765,450
Retractable Technologies, Inc. (a)                                    1,898               2,164
Rochester Medical Corp. (a)                                           1,820              21,494
Rockwell Medical Technologies, Inc. (a)                               2,896              23,660
RTI Biologics, Inc. (a)                                               7,930              33,068
Select Medical Holdings Corp. (a)                                     5,251              58,969
Sirona Dental Systems, Inc. (a)                                       7,425             422,928
Skilled Healthcare Group, Inc., Class A (a)                           3,199              20,570
Solta Medical, Inc. (a)                                               6,708              21,063
Spectranetic Corp. (a)                                                4,932              72,747
Staar Surgical Co. (a)                                                3,702              27,987
Stereotaxis, Inc. (a)                                                   980               1,392
Steris Corp.                                                          7,549             267,763
Sun Healthcare Group, Inc. (a)                                        3,237              27,401
Sunrise Senior Living, Inc. (a)                                       7,851             112,034
SurModics, Inc. (a)                                                   1,786              36,113
Symmetry Medical, Inc. (a)                                            4,954              48,995
Synergetics USA, Inc. (a)                                             3,470              17,142
Team Health Holdings, Inc. (a)                                        4,131             112,074
Teleflex, Inc.                                                        5,388             370,910
Theragenics Corp. (a)                                                 5,558               9,560
ThermoGenesis Corp. (a)                                               5,823               6,289
Thoratec Corp. (a)                                                    7,812             270,295
Trans1, Inc. (a)                                                      2,790               7,366
Triple-S Management Corp. (a)                                         2,445              51,100
Unilife Corp. (a)                                                    11,084              34,582
Universal American Corp. (a)                                          4,434              40,970
Universal Health Services, Inc., Class B                             11,677             533,989
Urologix, Inc. (a)                                                    6,008               4,686
Uroplasty, Inc. (a)                                                   3,549              13,522
US Physical Therapy, Inc.                                             1,742              48,131
Utah Medical Products, Inc.                                             671              22,807
Vanguard Health Systems, Inc. (a)                                     4,332              53,587
Vascular Solutions, Inc. (a)                                          2,430              35,988
Vision-Sciences, Inc. (a)                                             5,004               6,605
Volcano Corp. (a)                                                     7,194             205,533
WellCare Health Plans, Inc. (a)(b)                                    5,719             323,409
West Pharmaceutical Services, Inc.                                    4,488             238,178
Wright Medical Group, Inc. (a)                                        5,321             117,647
Young Innovations, Inc.                                                 831              32,492
                                                                                   ------------
                                                                                     20,332,323
-----------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION -- 2.1%
ACCO Brands Corp. (a)                                                15,358              99,673
American Greetings Corp., Class A                                     4,439              74,575
AT Cross Co., Class A (a)                                             1,404              13,998
Bassett Furniture Industries, Inc.                                    1,804              22,460
Beazer Homes USA, Inc. (a)                                           17,280              61,344
Blount International, Inc. (a)                                        6,811              89,633
Blyth, Inc.                                                           1,516              39,401
Briggs & Stratton Corp.                                               6,351             118,573
Cavco Industries, Inc. (a)                                              887              40,704
Central Garden & Pet Co., Class A (a)                                 5,730              69,218
Church & Dwight Co., Inc.                                            18,405             993,686
Compx International, Inc.                                             1,337              20,296
Comstock Homebuilding Cos., Inc., Class A (a)                         4,243               5,473
Dixie Group, Inc. (a)                                                 2,471               8,970
Energizer Holdings, Inc.                                              8,556             638,363
Ethan Allen Interiors, Inc.                                           3,500              76,720
Flexsteel Industries, Inc.                                              965              19,975
Forward Industries, Inc. (a)                                          2,823               3,303
Furniture Brands International, Inc. (a)                              6,084               8,822
Herman Miller, Inc.                                                   7,788             151,399
HNI Corp.                                                             5,995             152,932
Hooker Furniture Corp.                                                1,700              22,083
Hovnanian Enterprises, Inc., Class A (a)                             13,795              47,731
Interface, Inc.                                                       7,794             102,959
iRobot Corp. (a)                                                      3,620              82,391
Jarden Corp.                                                          9,984             527,555
KB Home                                                              10,237             146,901
Kid Brands, Inc. (a)                                                  2,042               3,124
Knoll, Inc.                                                           6,388              89,113
L.S. Starrett Co., Class A                                              939              12,085
La-Z-Boy, Inc. (a)                                                    7,189             105,175
Libbey, Inc. (a)                                                      2,986              47,119
Lifetime Brands, Inc.                                                 1,440              17,150
M/I Homes, Inc. (a)                                                   2,831              54,752
MDC Holdings, Inc.                                                    5,095             196,208
Meritage Homes Corp. (a)                                              4,156             158,053
Middleby Corp. (a)                                                    2,503             289,447
Mohawk Industries, Inc. (a)(b)                                        7,722             617,914
National Presto Industries, Inc.                                        666              48,538
NVR, Inc. (a)                                                           644             543,858
Oil-Dri Corp. of America                                                858              19,854
Ryland Group, Inc.                                                    6,026             180,780
The Scotts Miracle-Gro Co.                                            5,111             222,175
Sealy Corp. (a)(b)                                                    8,088              17,632
Select Comfort Corp. (a)                                              7,588             239,401
Skyline Corp.                                                           880               4,761
Spectrum Brands Holdings, Inc.                                        3,019             120,790
Standard-Pacific Corp. (a)                                           14,905             100,758
Stanley Furniture Co., Inc. (a)                                       3,010              14,659
Steelcase, Inc., Class A                                             10,523             103,652
Summer Infant, Inc. (a)                                               1,416               2,620
Tempur-Pedic International, Inc. (a)                                  7,986             238,701
Toll Brothers, Inc. (a)                                              19,975             663,769
Tupperware Corp.                                                      7,391             396,084
Virco Manufacturing Corp. (a)                                         2,505               5,937
WD-40 Co.                                                             1,959             103,122
                                                                                   ------------
                                                                                      8,256,369
-----------------------------------------------------------------------------------------------

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       12

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING -- 3.1%
Accuride Corp. (a)                                                    6,536        $     30,458
AGCO Corp. (a)(c)                                                    12,915             613,204
Alamo Group, Inc.                                                     1,237              41,786
Albany International Corp., Class A                                   3,840              84,365
Altra Holdings, Inc.                                                  3,766              68,541
American Railcar Industries, Inc. (a)                                 1,241              35,170
Astec Industries, Inc. (a)                                            2,737              86,517
The Babcock & Wilcox Co. (a)                                         15,828             403,139
Broadwind Energy, Inc. (a)                                            2,362               5,149
Cascade Corp.                                                         1,156              63,279
Ceco Environmental Corp.                                              1,735              16,951
Chicago Rivet & Machine Co.                                             352               6,526
CIRCOR International, Inc.                                            2,325              87,769
Clarcor, Inc.                                                         6,554             292,505
Colfax Corp. (a)(b)                                                   8,951             328,233
Columbus McKinnon Corp. (a)                                           2,620              39,588
Commercial Vehicle Group, Inc. (a)                                    3,771              27,717
Crane Co.                                                             6,404             255,712
Donaldson Co., Inc.                                                  18,193             631,479
Douglas Dynamics, Inc.                                                3,221              47,639
Dynamic Materials Corp.                                               1,846              27,727
The Eastern Co.                                                         917              17,185
Energy Recovery, Inc. (a)                                             7,636              22,603
EnPro Industries, Inc. (a)                                            2,775              99,928
Federal Signal Corp. (a)                                              8,538              53,960
Flow International Corp. (a)                                          7,491              27,717
Franklin Electric Co., Inc.                                           2,508             151,709
Freightcar America, Inc.                                              1,642              29,211
Gardner Denver, Inc.                                                  6,534             394,719
GATX Corp.                                                            6,144             260,751
The Gorman-Rupp Co.                                                   2,066              55,782
Graco, Inc.                                                           8,105             407,519
Graham Corp.                                                          1,551              28,027
Greenbrier Cos., Inc. (a)                                             3,356              54,166
H&E Equipment Services, Inc.                                          3,936              47,704
Hardinge, Inc.                                                        1,772              18,163
Hurco Cos., Inc. (a)                                                    928              21,233
IDEX Corp.                                                           11,062             462,060
John Bean Technologies Corp.                                          3,875              63,279
Kadant, Inc. (a)                                                      1,632              37,846
Kaydon Corp.                                                          4,157              92,867
Kennametal, Inc.                                                     10,633             394,272
Key Technology, Inc. (a)                                                780               7,488
Kimball International, Inc., Class B                                  4,154              50,762
Lincoln Electric Holdings, Inc.                                      11,064             432,049
Lindsay Manufacturing Co.                                             1,682             121,053
Lydall, Inc. (a)                                                      2,458              34,633
Manitex International, Inc. (a)                                       1,640              11,857
Manitowoc Co.                                                        17,617             235,011
Materion Corp.                                                        2,832              67,402
Meritor, Inc. (a)                                                    13,094              55,519
Met-Pro Corp.                                                         2,279              20,397
MFRI, Inc. (a)                                                        1,400               8,120
Miller Industries, Inc.                                               1,520              24,396
Mine Safety Appliances Co.                                            4,108             153,105
Mueller Industries, Inc.                                              5,087             231,306
NACCO Industries, Inc., Class A                                         827             103,714
Navistar International Corp. (a)                                      9,090             191,708
NN, Inc. (a)                                                          2,599              22,065
Nordson Corp.                                                         7,522             440,940
Oshkosh Corp. (a)                                                    12,116             332,342
PMFG, Inc. (a)                                                        2,383              19,278
Robbins & Myers, Inc.                                                 5,667             337,753
Sauer-Danfoss, Inc.                                                   1,532              61,602
Spartan Motors, Inc.                                                  4,359              21,795
SPX Corp.                                                             6,743             441,060
Standex International Corp.                                           1,694              75,298
Sun Hydraulics, Inc.                                                  3,446              91,560
Sypris Solutions, Inc.                                                2,319              16,558
Tecumseh Products Co., Class A (a)                                    2,544              13,178
Tennant Co.                                                           2,435             104,267
Terex Corp. (a)                                                      14,763             333,348
Timken Co.                                                           10,724             398,504
Toro Co.                                                              7,836             311,716
Trinity Industries, Inc.                                             10,508             314,925
Twin Disc, Inc.                                                       1,243              22,250
Wabash National Corp. (a)                                             9,181              65,460
Westinghouse Air Brake Technologies Corp.                             6,391             513,133
Williams Controls, Inc.                                               1,211              12,715
Woodward, Inc.                                                        7,938             269,733
                                                                                   ------------
                                                                                     11,902,155
-----------------------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING -- 0.7%
AK Steel Holding Corp.                                               14,617              70,162
Ampco-Pittsburgh Corp.                                                1,202              22,177
Carpenter Technology Corp.                                            5,881             307,694
Century Aluminum Co. (a)                                              7,017              50,172
Cold Metal Products, Inc. (a)                                         1,400                  --
Commercial Metals Co.                                                15,422             203,570
Friedman Industries, Inc.                                             1,680              17,119
Globe Specialty Metals, Inc.                                          8,642             131,531
Handy & Harman Ltd. (a)                                                 989              14,617
Haynes International, Inc.                                            1,709              89,124
Horsehead Holding Corp. (a)                                           6,295              58,795
Kaiser Aluminum Corp.                                                 2,262             132,078
McEwen Mining, Inc. (a)                                              32,651             149,868
Metals USA Holdings Corp. (a)                                         1,855              24,801
Noranda Aluminum Holding Corp.                                        9,283              62,103
Olympic Steel, Inc.                                                   1,358              22,923
Reliance Steel & Aluminum Co.                                        10,046             525,908
RTI International Metals, Inc. (a)                                    4,083              97,747
Steel Dynamics, Inc.                                                 29,318             329,241
Synalloy Corp.                                                          997              13,759
TMS International Corp. (a)                                           2,071              20,503
Universal Stainless & Alloy Products, Inc. (a)                        1,028              38,190
Uranium Energy Corp. (a)                                             12,021              31,375
Uranium Resources, Inc. (a)(b)                                       20,307              10,357

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       13

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING (CONCLUDED)
USEC, Inc. (a)(b)                                                    16,407        $     12,798
Worthington Industries, Inc.                                          6,989             151,382
                                                                                   ------------
                                                                                      2,587,994
-----------------------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION -- 1.6%
Air Lease Corp. (a)                                                   9,073             185,089
Air Transport Services Group, Inc. (a)                                7,359              32,380
Aircastle Ltd.                                                        7,621              86,346
Arkansas Best Corp.                                                   2,993              23,705
Atlas Air Worldwide Holdings, Inc. (a)                                3,489             180,137
Baltic Trading Ltd.                                                   2,090               6,751
CAI International, Inc. (a)                                           1,765              36,218
Celadon Group, Inc.                                                   2,934              47,149
Con-way, Inc.                                                         7,360             201,443
Covenant Transport Group, Inc., Class A (a)                           1,373               6,316
Eagle Bulk Shipping, Inc. (a)(b)                                      2,191               7,909
Echo Global Logistics, Inc. (a)                                       2,128              36,495
Forward Air Corp.                                                     3,833             116,562
Frozen Food Express Industries, Inc. (a)                              2,545               5,014
Genco Shipping & Trading Ltd. (a)                                     5,201              19,140
Genesee & Wyoming, Inc., Class A (a)                                  5,275             352,686
Heartland Express, Inc.                                               5,704              76,205
HUB Group, Inc., Class A (a)                                          4,681             138,932
International Shipholding Corp.                                         852              14,373
J.B. Hunt Transport Services, Inc.                                   11,981             623,491
Kansas City Southern                                                 14,617           1,107,676
Kirby Corp. (a)                                                       7,444             411,504
Knight Transportation, Inc.                                           7,539             107,808
Landstar System, Inc.                                                 6,242             295,122
Marten Transport Ltd.                                                 2,036              35,773
Matson, Inc.                                                          5,458             114,127
Old Dominion Freight Line, Inc. (a)                                   9,351             282,011
Overseas Shipholding Group, Inc.                                      3,383              22,328
P.A.M. Transportation Services, Inc.                                    847               8,440
Pacer International, Inc. (a)                                         4,839              19,259
Patriot Transportation Holding, Inc. (a)                                914              25,482
PHH Corp. (a)(b)                                                      7,580             154,253
Quality Distribution, Inc. (a)                                        3,133              28,980
Railamerica, Inc. (a)                                                 2,571              70,625
Rand Logistics, Inc. (a)                                              2,686              20,226
Roadrunner Transportation Systems, Inc. (a)                           1,860              30,095
Saia, Inc. (a)                                                        2,185              44,006
Swift Transportation Co. (a)                                         11,225              96,759
TAL International Group, Inc.                                         4,007             136,158
Teekay Corp.                                                          4,953             154,534
Textainer Group Holdings Ltd.                                         2,012              61,467
Universal Truckload Services, Inc.                                      676              10,796
USA Truck, Inc. (a)                                                   1,407               5,121
UTI Worldwide, Inc.                                                  13,622             183,488
Werner Enterprises, Inc.                                              5,527             118,112
Wesco Aircraft Holdings, Inc. (a)                                     2,855              38,999
Willis Lease Finance Corp. (a)                                        1,115              13,759
World Fuel Services Corp.                                             9,644             343,423
XPO Logistics, Inc. (a)                                               2,562              31,359
YRC Worldwide, Inc. (a)                                               1,401               9,485
                                                                                   ------------
                                                                                      6,177,516
-----------------------------------------------------------------------------------------------
LEISURE GOODS -- 0.8%
Activision Blizzard, Inc.                                            55,784             629,243
Arctic Cat, Inc. (a)                                                  1,799              74,586
Black Diamond, Inc. (a)                                               3,283              28,792
Brunswick Corp.                                                      12,008             271,741
Callaway Golf Co.                                                     8,354              51,294
Drew Industries, Inc. (a)                                             2,555              77,187
DTS, Inc. (a)                                                         2,584              60,155
Emerson Radio Corp. (a)                                               4,864               9,923
Escalade, Inc.                                                        1,740               9,309
Glu Mobile, Inc. (a)                                                  7,237              33,507
Jakks Pacific, Inc.                                                   2,692              39,222
Koss Corp.                                                            1,133               5,654
Leapfrog Enterprises, Inc. (a)                                        6,698              60,416
Majesco Entertainment Co. (a)                                         6,877               8,665
Marine Products Corp.                                                 1,997              11,902
Meade Instruments Corp. (a)                                             433               1,386
Nautilus, Inc. (a)                                                    4,489              11,761
Polaris Industries, Inc.                                              8,471             685,050
Pool Corp.                                                            6,147             255,592
RealD, Inc. (a)                                                       6,568              58,718
Skullcandy, Inc. (a)(b)                                               2,357              32,409
Steinway Musical Instruments, Inc. (a)                                  966              23,532
Take-Two Interactive Software, Inc. (a)                              12,102             126,224
Thor Industries, Inc.                                                 5,791             210,329
THQ, Inc. (a)                                                         1,217               4,503
TiVo, Inc. (a)                                                       16,884             176,100
Universal Electronics, Inc. (a)                                       2,107              37,041
Winnebago Industries, Inc. (a)                                        4,208              53,147
                                                                                   ------------
                                                                                      3,047,388
-----------------------------------------------------------------------------------------------
LIFE INSURANCE -- 0.4%
American Equity Investment Life Holding Co.                           8,001              93,052
Amerisafe, Inc. (a)                                                   2,646              71,812
Atlantic American Corp.                                               1,107               3,033
Citizens, Inc. (a)                                                    6,275              65,825
CNO Financial Group, Inc.                                            30,703             296,284
eHealth, Inc. (a)                                                     2,834              53,194
Employers Holdings, Inc.                                              4,300              78,819
FBL Financial Group, Inc., Class A                                    1,521              50,497
Independence Holding Co.                                              1,624              16,354
Kansas City Life Insurance Co.                                          499              19,226

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       14

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
LIFE INSURANCE (CONCLUDED)
National Western Life Insurance Co., Class A                            257        $     36,815
The Phoenix Cos., Inc. (a)                                              801              24,567
Presidential Life Corp.                                               2,977              41,470
Primerica, Inc.                                                       6,464             185,129
Protective Life Corp.                                                10,520             275,729
Stancorp Financial Group, Inc.                                        5,694             177,881
Symetra Financial Corp.                                               9,981             122,766
                                                                                   ------------
                                                                                      1,612,453
-----------------------------------------------------------------------------------------------
MEDIA -- 3.6%
Acxiom Corp. (a)                                                     10,050             183,613
AH Belo Corp.                                                         2,700              13,041
AMC Networks, Inc., Class A (a)(b)                                    7,719             335,931
Arbitron, Inc.                                                        3,500             132,650
Ascent Capital Group, Inc., Class A (a)                               1,805              97,488
Avid Technology, Inc. (a)                                             4,258              40,281
Bankrate, Inc. (a)                                                    5,915              92,156
Beasley Broadcasting Group, Inc., Class A (a)                         1,114               5,436
Belo Corp., Class A                                                  12,235              95,800
Charter Communications, Inc., Class A (a)                             6,010             451,171
Clear Channel Outdoor Holdings, Inc., Class A                         5,342              31,945
ComScore, Inc. (a)                                                    4,788              73,017
Constant Contact, Inc. (a)                                            4,239              73,759
Courier Corp.                                                         1,599              19,540
Crown Media Holdings, Inc., Class A (a)                               4,523               7,553
CSS Industries, Inc.                                                  1,288              26,468
CTN Media Group, Inc. (a)                                                50                  --
Cumulus Media, Inc., Class A (a)                                      9,483              25,983
Demand Media, Inc. (a)                                                5,419              58,905
Dex One Corp. (a)                                                     7,319               9,149
Digital Generation, Inc. (a)                                          3,375              38,340
DISH Network Corp., Class A                                          30,214             924,851
Dolby Laboratories, Inc., Class A (a)                                 6,575             215,331
DreamWorks Animation SKG, Inc., Class A (a)                           9,367             180,127
Emmis Communications Corp., Class A (a)                               4,463               8,971
Entercom Communications Corp. (a)                                     2,909              19,956
Entravision Communications Corp., Class A                             9,776              13,100
ePocrates, Inc. (a)                                                   2,726              31,758
EW Scripps Co. (a)                                                    3,871              41,226
FactSet Research Systems, Inc.                                        5,447             525,200
Fisher Communications, Inc. (a)                                         944              34,701
Gray Television, Inc. (a)                                             7,124              16,243
Groupon, Inc. (a)                                                    36,803             175,182
Harte-Hanks, Inc.                                                     5,635              39,051
Hollywood Media Corp. (a)                                            10,217              13,691
IHS, Inc., Class A (a)                                                6,676             649,909
John Wiley & Sons, Inc., Class A                                      6,180             283,971
Journal Communications, Inc., Class A (a)                             5,439              28,283
Lamar Advertising Co., Class A (a)                                    7,402             274,318
Liberty Global, Inc., Class A (a)                                    33,284           2,022,003
Liberty Interactive Corp., Class A (a)                               69,049           1,277,406
Liberty Media Corp. - Liberty Capital (a)                            14,784           1,540,049
Liberty Ventures (a)                                                  2,521             125,142
Lin TV Corp., Class A (a)                                             5,422              23,857
Live Nation Entertainment, Inc. (a)(b)                               18,852             162,316
Local Corp. (a)                                                       6,769              13,470
LodgeNet Interactive Corp. (a)                                        3,237               2,111
Marchex, Inc., Class B                                                2,688              10,268
Martha Stewart Living Omnimedia, Inc., Class A                        3,881              11,915
McClatchy Co., Class A (a)                                            8,667              19,327
Media General, Inc., Class A (a)(b)                                   3,103              16,074
Meredith Corp. (b)                                                    4,728             165,480
Morningstar, Inc.                                                     3,208             200,949
National CineMedia, Inc.                                              7,739             126,687
New Frontier Media, Inc. (a)                                          3,965               5,273
The New York Times Co., Class A (a)                                  16,543             161,460
Nexstar Broadcasting Group, Inc., Class A (a)                         2,051              21,782
Nielsen Holdings NV (a)                                              16,081             482,108
Outdoor Channel Holdings, Inc.                                        1,898              13,817
Pandora Media, Inc. (a)                                              12,693             138,988
PDI, Inc. (a)                                                         1,936              15,430
QuinStreet, Inc. (a)                                                  4,361              36,589
Radio One, Inc., Class D (a)                                          7,441               6,176
Saga Communications, Inc. (a)                                           550              22,286
Salem Communications Corp., Class A                                   1,460               7,650
Schawk, Inc.                                                          1,635              21,337
Scholastic Corp.                                                      3,340             106,145
Sinclair Broadcast Group, Inc., Class A                               7,071              79,266
Sirius XM Radio, Inc. (a)                                           510,958           1,328,491
Spanish Broadcasting System, Inc. (a)                                   654               2,132
SPAR Group, Inc. (a)                                                  3,165               5,286
SuperMedia, Inc. (a)(b)                                               2,295               6,105
TechTarget, Inc. (a)                                                  2,801              16,554
TheStreet.com, Inc.                                                   7,238              11,074
Valassis Communications, Inc. (a)                                     5,358             132,289
Value Line, Inc.                                                        420               4,099
ValueClick, Inc. (a)                                                  9,960             171,212
WebMD Health Corp., Class A (a)(b)                                    7,006              98,294
WebMediaBrands, Inc. (a)                                              1,442               3,302

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       15

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
MEDIA (CONCLUDED)
XO Group, Inc. (a)                                                    4,337        $     36,214
                                                                                   ------------
                                                                                     13,938,508
-----------------------------------------------------------------------------------------------
MINING -- 0.9%
Allied Nevada Gold Corp. (a)                                         11,248             439,347
AMCOL International Corp.                                             3,425             116,039
Arch Coal, Inc.                                                      28,191             178,449
Cloud Peak Energy, Inc. (a)                                           8,315             150,501
Coeur d'Alene Mines Corp. (a)                                        12,200             351,726
Compass Minerals International, Inc.                                  4,412             329,091
General Moly, Inc. (a)                                                8,818              27,953
Golden Minerals Co. (a)                                               5,722              29,869
Hecla Mining Co.                                                     39,090             256,039
James River Coal Co. (a)(b)                                           4,899              14,109
Molycorp, Inc. (a)(b)                                                10,379             119,358
Royal Gold, Inc.                                                      8,039             802,775
Solitario Exploration & Royalty Corp. (a)                             7,850              14,523
Stillwater Mining Co. (a)                                            15,593             183,841
SunCoke Energy, Inc. (a)                                              9,532             153,656
Timberline Resources Corp. (a)(b)                                    15,011               6,305
Walter Industries, Inc.                                               8,365             271,528
Westmoreland Coal Co. (a)                                             2,361              23,445
                                                                                   ------------
                                                                                      3,468,554
-----------------------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS -- 0.5%
Atlantic Tele-Network, Inc.                                           1,327              57,034
Globalstar, Inc. (a)                                                 15,196               6,990
Iridium Communications, Inc. (a)                                      8,064              59,029
Leap Wireless International, Inc. (a)                                 7,397              50,448
NII Holdings, Inc. (a)(b)                                            22,719             178,344
NTELOS Holdings Corp.                                                 1,992              34,601
ORBCOMM, Inc. (a)                                                     6,188              23,143
SBA Communications Corp., Class A (a)                                16,316           1,026,276
Shenandoah Telecom Co.                                                3,096              54,490
Telephone & Data Systems, Inc.                                       13,256             339,486
U.S. Cellular Corp. (a)                                               1,571              61,473
USA Mobility, Inc.                                                    3,008              35,705
                                                                                   ------------
                                                                                      1,927,019
-----------------------------------------------------------------------------------------------
NONLIFE INSURANCE -- 3.5%
Alleghany Corp. (a)                                                   2,265             781,289
Allied World Assurance Co. Holdings AG                                4,786             369,718
American Financial Group, Inc.                                       10,433             395,411
American National Insurance Co.                                         768              55,165
American Safety Insurance Holdings Ltd. (a)                           1,595              29,811
AmTrust Financial Services, Inc.                                      3,651              93,536
Arch Capital Group Ltd. (a)                                          17,990             749,823
Argo Group International Holdings Ltd.                                3,386             109,673
Arthur J. Gallagher & Co.                                            15,983             572,511
Aspen Insurance Holdings Ltd.                                         9,347             284,990
Assured Guaranty Ltd.                                                25,726             350,388
Axis Capital Holdings Ltd.                                           15,573             543,809
Baldwin & Lyons, Inc., Class B                                        1,436              34,335
Brown & Brown, Inc.                                                  15,581             406,197
CNA Financial Corp.                                                   3,330              89,244
Donegal Group, Inc., Class A                                          1,498              21,032
Eastern Insurance Holdings, Inc.                                      1,380              23,143
EMC Insurance Group, Inc.                                               901              18,921
Endurance Specialty Holdings Ltd.                                     5,696             219,296
Enstar Group Ltd. (a)                                                 1,106             110,213
Erie Indemnity Co., Class A                                           3,420             219,803
Everest Re Group Ltd.                                                 6,757             722,729
Federated National Holding Co. (a)                                    1,906              11,360
First Acceptance Corp. (a)                                            1,327               1,526
First American Financial Corp.                                       14,137             306,349
Flagstone Reinsurance Holdings SA                                     7,562              64,958
Global Indemnity Plc (a)                                              1,654              36,189
Greenlight Capital Re Ltd. (a)                                        4,205             104,074
The Hanover Insurance Group, Inc.                                     5,809             216,443
HCC Insurance Holdings, Inc.                                         13,451             455,854
Hilltop Holdings, Inc. (a)                                            5,908              75,091
Horace Mann Educators Corp.                                           5,275              95,530
Infinity Property & Casualty Corp.                                    1,610              97,228
Kemper Corp.                                                          7,086             217,611
Life Partners Holdings, Inc.                                          2,288               6,178
Maiden Holdings Ltd.                                                  7,487              66,559
Markel Corp. (a)                                                      1,218             558,441
MBIA, Inc. (a)                                                       18,965             192,115
Meadowbrook Insurance Group, Inc.                                     6,607              50,808
Mercury General Corp.                                                 3,553             137,323
Montpelier Re Holdings Ltd.                                           7,605             168,299
National Interstate Corp.                                             2,400              61,920
Navigators Group, Inc. (a)                                            1,497              73,690
Old Republic International Corp.                                     32,231             299,748
OneBeacon Insurance Group Ltd.                                        2,936              39,460
PartnerRe Ltd.                                                        8,278             614,890
Platinum Underwriters Holdings Ltd.                                   4,411             180,278
ProAssurance Corp.                                                    4,119             372,522
Reinsurance Group of America, Inc.                                    9,722             562,612
RenaissanceRe Holdings Ltd.                                           6,655             512,701
RLI Corp.                                                             2,283             152,185
Safety Insurance Group, Inc.                                          1,798              82,492
SeaBright Holdings, Inc.                                              3,093              34,023
Selective Insurance Group, Inc.                                       7,348             139,538
State Auto Financial Corp.                                            2,051              33,616
Tower Group, Inc.                                                     4,679              90,726
United Fire Group, Inc.                                               3,007              75,536
Universal Insurance Holdings, Inc.                                    4,307              16,582
Validus Holdings Ltd.                                                12,407             420,721
W.R. Berkley Corp.                                                   14,754             553,127

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       16

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
NONLIFE INSURANCE (CONCLUDED)
White Mountains Insurance Group, Inc. (b)                               726        $    372,685
                                                                                   ------------
                                                                                     13,752,025
-----------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS -- 3.9%
Abraxas Petroleum Corp. (a)                                          12,503              28,757
Adams Resources & Energy, Inc.                                          322               9,821
Alon USA Energy, Inc.                                                 1,857              25,441
Apco Oil and Gas International, Inc.                                  2,407              38,729
Approach Resources, Inc. (a)                                          3,955             119,164
Barnwell Industries, Inc. (a)                                         1,930               6,215
Berry Petroleum Co., Class A                                          6,238             253,450
Bill Barrett Corp. (a)                                                6,446             159,667
Bonanza Creek Energy, Inc. (a)                                        3,171              74,709
BPZ Resources, Inc. (a)                                              14,199              40,609
Brenham Oil+Gas Corp. (a)                                             5,673                 397
Callon Petroleum Co. (a)                                              5,666              34,846
Carrizo Oil & Gas, Inc. (a)                                           4,998             125,000
Cheniere Energy, Inc. (a)                                            28,788             447,653
Cimarex Energy Co.                                                   11,447             670,222
Clayton Williams Energy, Inc. (a)                                       851              44,158
Cobalt International Energy, Inc. (a)                                23,668             527,086
Comstock Resources, Inc. (a)                                          6,112             112,339
Concho Resources, Inc. (a)                                           13,917           1,318,636
Contango Oil & Gas Co. (a)                                            1,779              87,420
Continental Resources, Inc. (a)                                       7,507             577,288
CREDO Petroleum Corp. (a)                                             1,417              20,532
CVR Energy, Inc. (a)                                                  2,084              76,587
Delek US Holdings, Inc.                                               2,317              59,060
Double Eagle Pete & Mining Co. (a)                                    2,021              11,176
Emerald Oil, Inc. (a)                                                10,035               8,329
Endeavour International Corp. (a)                                     6,095              58,939
Energen Corp.                                                         9,603             503,293
EPL Oil & Gas, Inc. (a)                                               4,762              96,621
Evolution Petroleum Corp. (a)                                         3,828              30,930
EXCO Resources, Inc.                                                 19,444             155,747
Forest Oil Corp. (a)                                                 15,811             133,603
FX Energy, Inc. (a)                                                   7,352              54,846
Gasco Energy, Inc. (a)                                                5,700                 827
Gastar Exploration Ltd. (a)                                           8,271              13,730
GeoPetro Resources Co. (a)                                            9,626                 982
GMX Resources, Inc. (a)(b)                                            8,292               6,634
Goodrich Petroleum Corp. (a)                                          3,805              48,095
Gulfport Energy Corp. (a)                                             6,662             208,254
Halcon Resources Corp. (a)                                           11,671              85,548
Harvest Natural Resources, Inc. (a)                                   5,394              48,115
HollyFrontier Corp.                                                  27,167           1,121,182
Houston American Energy Corp. (a)                                     5,104               4,593
Hyperdynamics Corp. (a)                                              19,302              14,091
Isramco, Inc. (a)                                                       212              24,592
Kodiak Oil & Gas Corp. (a)                                           35,553             332,776
Laredo Petroleum Holdings, Inc. (a)                                   3,330              73,193
Magellan Petroleum Corp. (a)                                          8,484               8,908
Magnum Hunter Resources Corp. (a)                                    22,060              97,946
McMoRan Exploration Co. (a)                                          13,565             159,389
Miller Energy Resources, Inc. (a)                                     5,310              26,709
Northern Oil and Gas, Inc. (a)                                        8,135             138,214
Oasis Petroleum, Inc. (a)                                             9,617             283,413
Panhandle Oil & Gas, Inc.                                             1,132              34,718
PDC Energy, Inc. (a)                                                  4,083             129,145
Penn Virginia Corp.                                                   6,206              38,477
Petroquest Energy, Inc. (a)                                           8,167              54,801
Pioneer Energy Services Corp. (a)                                     8,275              64,462
Plains Exploration & Production Co. (a)                              17,256             646,582
PostRock Energy Corp. (a)                                             1,910               3,266
Quicksilver Resources, Inc. (a)                                      16,252              66,471
Resolute Energy Corp. (a)                                             5,738              50,896
Rex Energy Corp. (a)                                                  5,835              77,897
Rosetta Resources, Inc. (a)                                           7,104             340,282
SandRidge Energy, Inc. (a)                                           46,924             327,060
SM Energy Co.                                                         8,714             471,515
Stone Energy Corp. (a)                                                6,741             169,334
Swift Energy Co. (a)(b)                                               5,739             119,830
Syntroleum Corp. (a)                                                 11,960               9,090
Targa Resources, Inc.                                                 3,903             196,477
Transocean Ltd.                                                      47,664           2,139,637
Ultra Petroleum Corp. (a)                                            20,386             448,084
US Energy Corp. - Wyoming (a)                                         4,911              10,559
Vaalco Energy, Inc. (a)                                               8,158              69,751
Venoco, Inc. (a)                                                      4,184              49,706
W&T Offshore, Inc.                                                    4,715              88,548
Warren Resources, Inc. (a)                                           10,205              31,023
Western Refining, Inc.                                                7,997             209,362
Whiting Petroleum Corp. (a)                                          15,706             744,150
ZaZa Energy Corp. (a)                                                 5,221              15,506
Zion Oil & Gas, Inc. (a)(b)                                           6,336              14,509
                                                                                   ------------
                                                                                     15,229,599
-----------------------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION -- 2.5%
Atwood Oceanics, Inc. (a)                                             7,690             349,510
Basic Energy Services, Inc. (a)                                       3,888              43,623
Bolt Technology Corp.                                                 1,419              20,405
Bristow Group, Inc.                                                   4,662             235,664
C&J Energy Services, Inc. (a)                                         1,713              34,089
Cal Dive International, Inc. (a)                                     12,779              19,552
CARBO Ceramics, Inc. (b)                                              2,609             164,158
Chart Industries, Inc. (a)(b)                                         3,990             294,661
Crosstex Energy, Inc.                                                 5,968              83,731
Dawson Geophysical Co. (a)                                            1,228              31,019
DHT Holdings, Inc.                                                    1,787              11,187
Dresser-Rand Group, Inc. (a)                                         10,145             559,091
Dril-Quip, Inc. (a)                                                   4,851             348,690
Exterran Holdings, Inc. (a)                                           8,704             176,517
Flotek Industries, Inc. (a)                                           6,231              78,947
Forbes Energy Services Ltd. (a)                                       2,153               7,536
Geokinetics, Inc. (a)                                                 3,468               1,283
Geospace Technologies Corp. (a)                                         872             106,742

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       17

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION (CONCLUDED)
Global Geophysical Services, Inc. (a)                                 3,029        $     16,690
Gulf Island Fabrication, Inc.                                         1,954              54,458
Gulfmark Offshore, Inc., Class A (a)                                  3,292             108,768
Helix Energy Solutions Group, Inc. (a)                               13,076             238,899
Hercules Offshore, Inc. (a)                                          21,217             103,539
Hornbeck Offshore Services, Inc. (a)                                  4,297             157,485
ION Geophysical Corp. (a)(b)                                         16,358             113,525
Key Energy Services, Inc. (a)                                        20,172             141,204
Lufkin Industries, Inc.                                               4,483             241,275
Matrix Service Co. (a)                                                3,490              36,889
McDermott International, Inc. (a)                                    31,127             380,372
Mitcham Industries, Inc. (a)                                          1,733              27,607
MRC Global, Inc. (a)                                                  3,153              77,532
Natural Gas Services Group, Inc. (a)                                  1,996              29,840
Newpark Resources, Inc. (a)                                          12,110              89,735
Oceaneering International, Inc.                                      14,360             793,390
OGE Energy Corp.                                                     13,124             727,857
Oil States International, Inc. (a)                                    7,314             581,170
Parker Drilling Co. (a)                                              16,260              68,780
Patterson-UTI Energy, Inc.                                           20,148             319,144
PHI, Inc. (a)                                                         1,794              56,439
RPC, Inc.                                                             8,725             103,740
SEACOR Holdings, Inc. (a)                                             2,586             215,569
SemGroup Corp. (a)                                                    5,773             212,735
Superior Energy Services, Inc. (a)                                   20,985             430,612
Tesco Corp. (a)                                                       4,332              46,266
Tetra Technologies, Inc. (a)                                         10,217              61,813
TGC Industries, Inc. (a)                                              2,499              17,993
Tidewater, Inc.                                                       6,622             321,366
Union Drilling, Inc. (a)                                              2,461              15,972
Unit Corp. (a)                                                        5,742             238,293
Weatherford International Ltd. (a)                                  100,715           1,277,066
Willbros Group, Inc. (a)                                              6,936              37,246
                                                                                   ------------
                                                                                      9,909,674
-----------------------------------------------------------------------------------------------
PERSONAL GOODS -- 1.6%
American Apparel, Inc. (a)                                            8,268              12,733
Carter's, Inc. (a)                                                    6,837             368,104
Charles & Colvard Ltd. (a)                                            3,457              12,480
Cherokee, Inc.                                                        1,420              20,675
Columbia Sportswear Co.                                               1,574              84,996
Crocs, Inc. (a)                                                      12,001             194,536
Culp, Inc.                                                            1,551              18,240
Deckers Outdoor Corp. (a)(b)                                          4,972             182,174
Delta Apparel, Inc. (a)                                               1,207              16,620
Elizabeth Arden, Inc. (a)                                             3,378             159,577
Female Health Co.                                                     3,365              24,060
Fifth & Pacific Cos., Inc. (a)                                       15,228             194,614
G-III Apparel Group Ltd. (a)                                          2,201              79,016
Hanesbrands, Inc. (a)(b)                                             13,127             418,489
Heelys, Inc. (a)                                                      4,690               8,442
Helen of Troy Ltd. (a)                                                4,185             133,209
Iconix Brand Group, Inc. (a)                                          9,133             166,586
Inter Parfums, Inc.                                                   2,065              37,789
Joe's Jeans, Inc. (a)                                                 9,399              10,151
The Jones Group, Inc.                                                10,162             130,785
K-Swiss, Inc., Class A (a)(b)                                         3,783              12,976
Lakeland Industries, Inc. (a)                                           913               5,670
Maidenform Brands, Inc. (a)                                           3,323              68,055
Michael Kors Holdings Ltd. (a)                                       15,193             807,964
Movado Group, Inc.                                                    2,342              78,972
Nu Skin Enterprises, Inc., Class A                                    7,143             277,363
Orchids Paper Products Co.                                            1,117              20,151
Oxford Industries, Inc.                                               1,940             109,513
Perry Ellis International, Inc. (a)                                   1,659              36,581
Physicians Formula Holdings, Inc. (a)                                 1,994               9,711
PVH Corp.                                                             9,408             881,718
Quiksilver, Inc. (a)                                                 16,875              56,025
R.G. Barry Corp.                                                      1,521              22,420
Revlon, Inc., Class A (a)                                             1,619              24,997
Rocky Brands, Inc. (a)                                                1,306              15,084
Skechers U.S.A., Inc., Class A (a)                                    5,170             105,468
Steven Madden Ltd. (a)                                                5,452             238,361
Superior Uniform Group, Inc.                                            938              11,237
Tandy Brands Accessories, Inc. (a)                                    1,401               1,919
True Religion Apparel, Inc.                                           3,351              71,477
Under Armour, Inc., Class A (a)                                      10,363             578,566
Unifi, Inc. (a)                                                       2,216              28,409
Vera Bradley, Inc. (a)                                                2,945              70,238
The Warnaco Group, Inc. (a)                                           5,455             283,114
Weyco Group, Inc.                                                     1,172              28,538
Wolverine World Wide, Inc.                                            6,508             288,760
                                                                                   ------------
                                                                                      6,406,563
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 5.0%
Aastrom Biosciences, Inc. (a)                                         6,446              10,443
Acadia Pharmaceuticals, Inc. (a)                                      7,718              19,527
Achillion Pharmaceuticals, Inc. (a)                                   7,627              79,397
Acorda Therapeutics, Inc. (a)                                         5,521             141,393
Acura Pharmaceuticals, Inc. (a)                                       3,065               5,333
Aegerion Pharmaceuticals, Inc. (a)                                    2,189              32,441
Affymax, Inc. (a)                                                     5,044             106,227
Affymetrix, Inc. (a)                                                  9,705              42,023
Agenus, Inc. (a)                                                      3,970              18,302
Akorn, Inc. (a)                                                       9,198             121,598
Albany Molecular Research, Inc. (a)                                   3,064              10,632
Alexza Pharmaceuticals, Inc. (a)                                      2,308              10,155
Alkermes Plc (a)                                                     16,244             337,063
Allos Therapeutcs, Inc. (a)                                           9,140                  --
Alnylam Pharmaceuticals, Inc. (a)                                     5,737             107,798
AMAG Pharmaceuticals, Inc. (a)                                        2,967              52,635
Amicus Therapeutics, Inc. (a)                                         4,875              25,350
Ampio Pharmaceuticals, Inc. (a)                                       3,601              14,044
Anacor Pharmaceuticals, Inc. (a)                                      2,986              19,648
Anthera Pharmaceuticals, Inc. (a)                                     9,930               9,870

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       18

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Apricus Biosciences, Inc. (a)                                         4,493        $     14,647
ARCA Biopharma, Inc. (a)                                              4,416               1,524
Arena Pharmaceuticals, Inc. (a)(b)                                   29,176             242,744
ARIAD Pharmaceuticals, Inc. (a)                                      22,389             542,374
Arqule, Inc. (a)                                                      8,469              43,277
Array Biopharma, Inc. (a)                                            13,002              76,192
AspenBio Pharma, Inc. (a)                                             1,623               4,496
Astex Pharmaceuticals (a)                                            12,666              38,885
Auxilium Pharmaceuticals, Inc. (a)                                    6,626             162,072
Avanir Pharmaceuticals, Inc. (a)                                     18,752              60,006
AVEO Pharmaceuticals, Inc. (a)                                        4,951              51,540
BioCryst Pharmaceuticals, Inc. (a)                                    6,352              26,932
Biodel, Inc. (a)                                                      1,917               5,578
BioDelivery Sciences International, Inc. (a)                          4,044              25,558
BioMarin Pharmaceutical, Inc. (a)                                    16,531             665,703
BioMimetic Therapeutics, Inc. (a)                                     3,485              14,323
Biosante Pharmaceuticals, Inc. (a)                                    4,395               8,307
BioTime, Inc. (a)                                                     4,908              20,614
Cadence Pharmaceuticals, Inc. (a)                                     7,822              30,662
CEL-SCI Corp. (a)                                                    23,000               7,935
Cell Therapeutics, Inc. (a)(b)                                        7,442              18,084
Celldex Therapeutics, Inc. (a)                                        8,336              52,517
Cerus Corp. (a)                                                       8,453              28,740
Charles River Laboratories International, Inc. (a)                    6,552             259,459
Chelsea Therapeutics International, Inc. (a)                          9,668              11,602
Cleveland BioLabs, Inc. (a)(b)                                        5,051              13,537
Columbia Laboratories, Inc. (a)                                      12,022              11,902
Complete Genomics, Inc. (a)                                           2,684               8,347
Corcept Therapeutics, Inc. (a)                                        9,465              26,407
Coronado Biosciences, Inc. (a)                                        3,077              16,000
Cubist Pharmaceuticals, Inc. (a)                                      8,542             407,283
Cumberland Pharmaceuticals, Inc. (a)                                  2,790              18,023
Curis, Inc. (a)(b)                                                   11,518              47,685
Cytokinetics, Inc. (a)                                               12,278              10,228
Cytori Therapeutics, Inc. (a)                                         8,052              35,509
CytRx Corp. (a)                                                       2,795              10,146
Dendreon Corp. (a)(b)                                                20,564              99,324
Depomed, Inc. (a)                                                     8,144              48,131
Discovery Laboratories, Inc. (a)                                      6,753              22,150
Durect Corp. (a)                                                     12,820              18,461
Dusa Pharmaceuticals, Inc. (a)                                        3,824              25,965
Dyax Corp. (a)                                                       14,302              37,185
Dynavax Technologies Corp. (a)                                       24,253             115,444
Emergent Biosolutions, Inc. (a)                                       3,581              50,886
Endo Health Solutions, Inc. (a)                                      15,626             495,657
Endocyte, Inc. (a)                                                    4,089              40,767
Entremed, Inc. (a)                                                    4,054               7,297
Enzo Biochem, Inc. (a)                                                5,665              11,557
Enzon Pharmaceuticals, Inc. (a)                                       7,087              49,326
Exact Sciences Corp. (a)                                              8,035              88,465
Exelixis, Inc. (a)(b)                                                24,735             119,223
Furiex Pharmaceuticals, Inc. (a)                                      1,224              23,354
Galena Biopharma, Inc. (a)                                           11,088              19,737
Genomic Health, Inc. (a)                                              2,634              91,373
GenVec, Inc. (a)                                                      3,691               5,795
Geron Corp. (a)                                                      17,936              30,491
GTx, Inc. (a)                                                         4,299              19,689
Halozyme Therapeutics, Inc. (a)                                      11,876              89,783
Harvard Bioscience, Inc. (a)                                          4,267              18,049
Hemispherx Biopharma, Inc. (a)                                        9,683               7,746
Hi-Tech Pharmacal Co., Inc. (a)                                       1,524              50,460
Idenix Pharmaceuticals, Inc. (a)                                     13,281              60,694
Idera Pharmaceuticals, Inc. (a)                                       6,210               6,210
Illumina, Inc. (a)                                                   16,393             790,143
ImmunoGen, Inc. (a)                                                  11,337             165,520
Immunomedics, Inc. (a)                                               10,447              36,669
Impax Laboratories, Inc. (a)(b)                                       8,556             222,114
Incyte Corp. (a)                                                     17,563             317,012
Infinity Pharmaceuticals, Inc. (a)                                    3,835              90,314
Inovio Pharmaceuticals, Inc. (a)                                     16,169               9,459
Insmed, Inc. (a)                                                      4,112              18,710
InterMune, Inc. (a)                                                   9,057              81,241
Ironwood Pharmaceuticals, Inc. (a)                                   11,258             143,877
Isis Pharmaceuticals, Inc. (a)                                       13,641             191,929
Jazz Pharmaceuticals Plc (a)                                          6,235             355,457
Keryx Biopharmaceuticals, Inc. (a)(b)                                11,000              31,020
Lexicon Genetics, Inc. (a)                                           66,454             154,173
Ligand Pharmaceuticals, Inc. (a)                                      2,736              46,922
Luminex Corp. (a)                                                     5,253             102,118
MannKind Corp. (a)(b)                                                16,587              47,771
MAP Pharmaceuticals, Inc. (a)                                         4,034              62,809
Maxygen, Inc.                                                         5,582              14,736
The Medicines Co. (a)                                                 7,229             186,580
Medicis Pharmaceutical Corp., Class A                                 7,918             342,612
Medivation, Inc. (a)                                                  9,916             558,866
Momenta Pharmaceuticals, Inc. (a)                                     6,326              92,170
Myrexis, Inc. (a)                                                     4,574              11,115
Myriad Genetics, Inc. (a)                                            11,338             306,013
Nabi Biopharmaceuticals (a)                                           6,627              11,730
Nektar Therapeutics (a)                                              15,605             166,661
Neuralstem, Inc. (a)(b)                                               7,812               9,765
Neurocrine Biosciences, Inc. (a)                                      8,623              68,812
Novavax, Inc. (a)                                                    17,687              38,204
NPS Pharmaceuticals, Inc. (a)                                        12,128             112,184
Obagi Medical Products, Inc. (a)                                      2,731              33,892
OncoGenex Pharmaceutical, Inc. (a)                                    2,253              31,925
Oncothyreon, Inc. (a)                                                 7,581              38,966
Onyx Pharmaceuticals, Inc. (a)(b)                                     8,707             735,741
Opko Health, Inc. (a)(b)                                             19,545              81,698
Optimer Pharmaceuticals, Inc. (a)                                     6,695              94,533
Orexigen Therapeutics, Inc. (a)                                       8,881              50,710
Osiris Therapeutics, Inc. (a)                                         2,486              27,470
Oxigene, Inc. (a)                                                     2,431               1,386

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       19

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONCLUDED)
Pacific Biosciences of California, Inc. (a)                           6,221        $     11,384
Pain Therapeutics, Inc. (a)                                           5,722              28,896
Palatin Technologies, Inc. (a)                                        9,887               6,648
Par Pharmaceutical Cos., Inc. (a)                                     4,944             247,101
PDL BioPharma, Inc.                                                  19,342             148,740
Peregrine Pharmaceuticals, Inc. (a)                                  13,545              13,951
Pernix Therapeutics Holdings, Inc. (a)                                1,483              11,048
Pharmacyclics, Inc. (a)                                               6,685             431,182
Pozen, Inc. (a)                                                       4,229              28,038
Prestige Brands Holdings, Inc. (a)                                    7,010             118,890
Progenics Pharmaceuticals, Inc. (a)                                   4,674              13,414
Questcor Pharmaceuticals, Inc. (a)(b)                                 8,070             149,295
Raptor Pharmaceutical Corp. (a)(b)                                    6,967              38,737
Regeneron Pharmaceuticals, Inc. (a)(b)                                9,991           1,525,226
Repligen Corp. (a)                                                    4,247              25,312
Repros Therapeutics, Inc. (a)                                         2,204              33,567
Rexahn Pharmaceuticals, Inc. (a)                                     17,083               8,627
Rigel Pharmaceuticals, Inc. (a)                                       9,830             100,757
Sagent Pharmaceuticals, Inc. (a)                                      1,864              29,731
Salix Pharmaceuticals Ltd. (a)                                        6,738             285,287
Sangamo Biosciences, Inc. (a)                                         7,317              44,487
Santarus, Inc. (a)                                                    7,137              63,377
Sarepta Therapeutics, Inc. (a)                                        2,905              45,115
Savient Pharmaceuticals, Inc. (a)(b)                                  9,940              24,751
Sciclone Pharmaceuticals, Inc. (a)                                    7,704              42,757
Seattle Genetics, Inc. (a)                                           13,789             371,614
Sequenom, Inc. (a)(b)                                                15,507              54,740
SIGA Technologies, Inc. (a)                                           6,019              19,261
Somaxon Pharmaceuticals, Inc. (a)                                     8,130               2,353
Spectrum Pharmaceuticals, Inc. (a)(b)                                 7,111              83,199
StemCells, Inc. (a)(b)                                                5,321              10,961
Strategic Diagnostics, Inc. (a)                                       4,728               5,910
Sucampo Pharmaceuticals, Inc., Class A (a)                            6,190              31,136
Synageva BioPharma Corp. (a)                                          1,277              68,230
Synta Pharmaceuticals Corp. (a)                                       5,546              42,261
Targacept, Inc. (a)                                                   3,854              18,846
Techne Corp.                                                          4,633             333,298
Telik, Inc. (a)                                                         402                 643
Theravance, Inc. (a)                                                  9,146             236,973
Threshold Pharmaceuticals, Inc. (a)                                   5,581              40,406
Transcept Pharmaceuticals, Inc. (a)                                   2,289              12,155
Trubion Pharmaceuticals, Inc.                                         3,113                  --
United Therapeutics Corp. (a)(b)                                      6,482             362,214
Vanda Pharmaceuticals, Inc. (a)                                       4,711              18,985
Ventrus Biosciences, Inc. (a)                                         2,598               9,301
Vertex Pharmaceuticals, Inc. (a)                                     28,750           1,608,562
Vical, Inc. (a)                                                       9,763              42,176
ViroPharma, Inc. (a)                                                  9,216             278,508
Vivus, Inc. (a)                                                      13,521             240,944
Warner Chilcott Plc, Class A                                         23,327             314,914
Xenoport, Inc. (a)                                                    5,941              68,084
XOMA Corp. (a)                                                        9,793              36,136
Zalicus, Inc. (a)(b)                                                 11,758               8,702
ZIOPHARM Oncology, Inc. (a)                                          11,228              61,193
                                                                                   ------------
                                                                                     19,576,986
-----------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 0.3%
The Corporate Executive Board Co.                                     4,482             240,370
CoStar Group, Inc. (a)                                                3,576             291,587
Hudson Global, Inc. (a)                                               4,534              20,221
Kforce, Inc. (a)                                                      4,333              51,086
Korn/Ferry International (a)                                          6,293              96,472
Manpower, Inc.                                                       10,435             384,008
On Assignment, Inc. (a)                                               5,844             116,412
Pendrell Corp. (a)                                                   23,867              26,970
                                                                                   ------------
                                                                                      1,227,126
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES -- 0.5%
Alexander & Baldwin, Inc. (a)                                         5,733             169,295
American Realty Investors, Inc. (a)                                     900               2,934
AV Homes, Inc. (a)                                                    1,576              23,388
BBX Capital Corp. (a)                                                 1,474               9,522
Consolidated-Tomoka Land Co.                                            927              30,489
Forest City Enterprises, Inc., Class A (a)                           17,379             275,457
Forestar Group, Inc. (a)                                              4,822              80,335
HFF, Inc., Class A (a)                                                4,569              68,078
The Howard Hughes Corp. (a)                                           3,705             263,240
Jones Lang LaSalle, Inc.                                              5,875             448,556
Kennedy-Wilson Holdings, Inc.                                         5,678              79,322
Market Leader, Inc. (a)                                               4,115              27,571
Maui Land & Pineapple Co., Inc. (a)                                   3,389               7,761
Move, Inc. (a)                                                        6,164              53,134
Nationstar Mortgage Holdings, Inc. (a)                                2,294              76,115
Reis, Inc. (a)                                                        1,655              18,933
The St. Joe Co. (a)                                                  12,223             238,348
Stratus Properties, Inc. (a)                                            894               8,314
Tejon Ranch Co. (a)                                                   2,035              61,131
Thomas Properties Group, Inc.                                         4,684              27,261
Transcontinental Realty Investors, Inc. (a)                             393               2,162
Zillow, Inc. (a)                                                      1,816              76,599
ZipRealty, Inc. (a)                                                   3,206               9,041
                                                                                   ------------
                                                                                      2,056,986
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 9.7%
Acadia Realty Trust                                                   6,181             153,412
Agree Realty Corp.                                                    1,840              46,902
Alexander's, Inc.                                                       279             119,270
Alexandria Real Estate Equities, Inc. (b)                             8,291             609,554
American Assets Trust, Inc.                                           4,734             126,824

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          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       20

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
American Campus Communities, Inc. (b)                                12,220        $    536,214
American Capital Agency Corp.                                        45,490           1,573,499
American Capital Mortgage Investment Corp.                            4,878             122,584
American Realty Capital Trust, Inc.                                  21,710             254,658
Annaly Capital Management, Inc. (b)                                 128,996           2,172,293
Anworth Mortgage Asset Corp.                                         17,686             120,265
Apollo Commercial Real Estate Finance, Inc.                           3,465              60,083
Apollo Residential Mortgage, Inc.                                     3,510              77,360
Arbor Realty Trust, Inc.                                              3,199              19,098
Arlington Asset Investment Corp.                                      1,250              29,825
ARMOUR Residential REIT, Inc.                                        39,173             300,065
Ashford Hospitality Trust, Inc.                                       8,590              72,156
Associated Estates Realty Corp.                                       6,821             103,406
BioMed Realty Trust, Inc.                                            20,564             384,958
Brandywine Realty Trust (b)                                          19,007             231,695
BRE Properties                                                       10,215             478,981
BRT Realty Trust (a)                                                  2,288              14,872
Camden Property Trust                                                11,014             710,293
Campus Crest Communities, Inc.                                        5,334              57,607
Capital Trust, Inc. (a)                                               3,285              12,384
CapLease, Inc.                                                       10,108              52,258
Capstead Mortgage Corp.                                              12,527             168,989
CBL & Associates Properties, Inc.                                    21,188             452,152
Cedar Realty Trust, Inc.                                              8,184              43,212
Chatham Lodging Trust                                                 2,382              33,062
Chesapeake Lodging Trust                                              4,628              91,958
Chimera Investment Corp.                                            137,868             373,622
Colonial Properties Trust (b)                                        10,826             227,887
Colony Financial, Inc.                                                4,646              90,504
CommonWealth REIT                                                    10,799             157,233
Coresite Realty Corp.                                                 2,930              78,934
Corporate Office Properties Trust                                     9,404             225,414
Cousins Properties, Inc.                                             12,077              95,891
CreXus Investment Corp.                                              10,066             108,813
CubeSmart (b)                                                        15,137             194,813
CYS Investments, Inc.                                                22,469             316,588
DCT Industrial Trust, Inc. (b)                                       33,121             214,293
DDR Corp.                                                            31,399             482,289
DiamondRock Hospitality Co.                                          25,436             244,949
Digital Realty Trust, Inc.                                           16,233           1,133,875
Douglas Emmett, Inc.                                                 17,466             402,941
Duke Realty Corp.                                                    35,994             529,112
DuPont Fabros Technology, Inc.                                        8,530             215,383
Eastgroup Properties, Inc.                                            3,877             206,256
Education Realty Trust, Inc.                                         14,777             161,069
Entertainment Properties Trust                                        6,253             277,821
Equity Lifestyle Properties, Inc.                                     5,302             361,172
Equity One, Inc.                                                      7,808             164,436
Essex Property Trust, Inc.                                            4,818             714,220
Excel Trust, Inc.                                                     5,278              60,275
Extra Space Storage, Inc.                                            13,068             434,511
Federal Realty Investment Trust                                       8,500             895,050
FelCor Lodging Trust, Inc. (a)                                       15,489              73,418
First Industrial Realty Trust, Inc. (a)                              12,013             157,851
First Potomac Realty Trust                                            7,186              92,556
Franklin Street Properties Corp.                                      9,320             103,172
General Growth Properties, Inc. (b)                                  59,764           1,164,203
Getty Realty Corp.                                                    3,689              66,218
Gladstone Commercial Corp.                                            2,145              39,168
Glimcher Realty Trust                                                19,210             203,050
Government Properties Income Trust                                    5,251             122,873
Gramercy Capital Corp. (a)                                            7,168              21,576
Hatteras Financial Corp.                                             13,389             377,436
Healthcare Realty Trust, Inc.                                        10,315             237,761
Healthcare Trust of America, Inc.                                     8,471              82,846
Hersha Hospitality Trust                                             23,460             114,954
Highwoods Properties, Inc.                                            9,596             313,022
Home Properties, Inc. (b)                                             6,663             408,242
Hospitality Properties Trust                                         16,399             389,968
Hudson Pacific Properties, Inc.                                       4,087              75,610
Inland Real Estate Corp.                                             10,594              87,401
InvesCo. Mortgage Capital, Inc.                                      15,387             309,740
Investors Real Estate Trust                                          11,889              98,322
iStar Financial, Inc. (a)                                            10,028              83,032
Kilroy Realty Corp.                                                   9,897             443,188
Kite Realty Group Trust                                               9,276              47,308
LaSalle Hotel Properties                                             11,414             304,640
Lexington Realty Trust (b)                                           17,947             173,368
Liberty Property Trust                                               15,553             563,641
LTC Properties, Inc.                                                  4,225             134,566
The Macerich Co.                                                     17,689           1,012,341
Mack-Cali Realty Corp.                                               11,066             294,356
Medical Properties Trust, Inc.                                       17,993             188,027
MFA Financial, Inc.                                                  47,645             404,983
Mid-America Apartment Communities, Inc. (b)                           5,578             364,299
Mission West Properties, Inc.                                         3,361              29,241
Monmouth Real Estate Investment Corp., Class A                        5,985              66,972
MPG Office Trust, Inc. (a)                                            7,868              26,358
National Health Investors, Inc.                                       3,165             162,808
National Retail Properties, Inc.                                     14,379             438,560
New York Mortgage Trust, Inc.                                         5,481              38,641
NorthStar Realty Finance Corp.                                       18,376             116,871
Omega Healthcare Investors, Inc.                                     14,363             326,471
One Liberty Properties, Inc.                                          1,966              36,666
Parkway Properties, Inc.                                              3,064              40,966
Pebblebrook Hotel Trust                                               7,846             183,518
Pennsylvania Real Estate Investment Trust                             7,237             114,779
PennyMac Mortgage Investment Trust (d)                                5,478             128,021
Piedmont Office Realty Trust, Inc.                                   22,370             387,896
PMC Commercial Trust                                                  2,432              18,240
Post Properties, Inc.                                                 7,274             348,861

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       21

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONCLUDED)
Potlatch Corp.                                                        5,293        $    197,799
PS Business Parks, Inc.                                               2,384             159,299
RAIT Financial Trust                                                  6,719              35,275
Ramco-Gershenson Properties Trust                                     6,458              80,919
Rayonier, Inc.                                                       16,264             797,099
Realty Income Corp.                                                  17,751             725,838
Redwood Trust, Inc.                                                  10,577             152,943
Regency Centers Corp.                                                11,982             583,883
Resource Capital Corp.                                               12,327              72,483
Retail Opportunity Investments Corp.                                  6,259              80,553
RLJ Lodging Trust                                                    13,739             259,804
Rouse Properties, Inc.                                                3,364              48,273
Sabra Healthcare REIT, Inc.                                           5,093             101,911
Saul Centers, Inc.                                                    1,826              81,074
Senior Housing Properties Trust                                      23,357             508,715
SL Green Realty Corp.                                                11,938             955,876
Sovran Self Storage, Inc.                                             3,906             225,962
STAG Industrial, Inc.                                                 5,048              82,080
Starwood Property Trust, Inc.                                        15,768             366,921
Strategic Hotel Capital, Inc. (a)                                    24,058             144,589
Sun Communities, Inc.                                                 3,546             156,450
Sunstone Hotel Investors, Inc. (a)                                   18,399             202,389
Supertel Hospitality, Inc. (a)                                        7,885               8,279
Tanger Factory Outlet Centers, Inc.                                  12,676             409,815
Taubman Centers, Inc.                                                 7,798             598,341
Terreno Realty Corp.                                                  2,470              39,026
Two Harbors Investment Corp.                                         37,674             442,669
UDR, Inc. (b)                                                        33,180             823,528
UMH Properties, Inc.                                                  2,696              32,271
Universal Health Realty Income Trust                                  1,725              79,316
Urstadt Biddle Properties, Inc., Class A                              3,001              60,710
Walter Investment Management Corp. (a)                                3,719             137,640
Washington Real Estate Investment Trust                               8,546             229,204
Weingarten Realty Investors                                          14,935             419,823
Winthrop Realty Trust                                                 4,058              43,745
                                                                                   ------------
                                                                                     37,959,747
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES -- 6.8%
Accelrys, Inc. (a)                                                    7,885              68,284
ACI Worldwide, Inc. (a)                                               5,289             223,513
Acorn Energy, Inc.                                                    2,740              24,441
The Active Network, Inc. (a)                                          5,142              64,429
Actuate Corp. (a)                                                     7,378              51,867
Advent Software, Inc. (a)                                             4,326             106,290
Alliance Data Systems Corp. (a)                                       6,669             946,665
Allscripts Healthcare Solutions, Inc. (a)                            22,866             284,224
American Software, Inc., Class A                                      3,519              28,715
Analysts International Corp. (a)                                        952               3,684
Ansys, Inc. (a)(b)                                                   12,314             903,848
AOL, Inc. (a)                                                        12,208             430,088
Ariba, Inc. (a)                                                      13,188             590,822
Aspen Technology, Inc. (a)                                           12,579             325,167
athenahealth, Inc. (a)                                                4,829             443,157
Authentidate Holding Corp. (a)                                        6,322               8,092
Blackbaud, Inc.                                                       6,115             146,271
Blucora, Inc. (a)                                                     5,850             104,189
Bottomline Technologies, Inc. (a)                                     4,961             122,487
BroadSoft, Inc. (a)                                                   3,747             153,702
BSQUARE Corp. (a)                                                     2,162               6,875
CACI International, Inc., Class A (a)                                 3,006             155,681
Cadence Design Systems, Inc. (a)(b)                                  36,803             473,471
Calix, Inc. (a)                                                       4,588              29,363
Callidus Software, Inc. (a)                                           5,318              26,218
Ciber, Inc. (a)                                                       8,678              30,113
Clearwire Corp., Class A (a)                                         59,241              79,975
Cogent Communications Group, Inc.                                     6,347             145,918
CommVault Systems, Inc. (a)(b)                                        5,581             327,605
Computer Programs & Systems, Inc.                                     1,447              80,381
Computer Task Group, Inc. (a)                                         2,123              34,350
Compuware Corp. (a)                                                  28,700             284,417
Comverse Technology, Inc. (a)                                        29,431             181,001
Concur Technologies, Inc. (a)                                         6,058             446,656
Cornerstone OnDemand, Inc. (a)                                        4,548             139,442
Crexendo, Inc.                                                        2,713               8,139
CSG Systems International, Inc. (a)                                   4,622             103,949
Datalink Corp. (a)                                                    2,530              20,948
DealerTrack Holdings, Inc. (a)                                        5,736             159,748
Deltek, Inc. (a)                                                      3,284              42,758
DeVry, Inc.                                                           7,690             175,024
Digimarc Corp.                                                        1,169              26,010
Digital River, Inc. (a)                                               5,116              85,233
DST Systems, Inc.                                                     4,084             230,991
Dynamics Research Corp. (a)                                           1,533              10,501
EarthLink, Inc.                                                      15,328             109,135
Ebix, Inc.                                                            4,409             104,096
Envestnet, Inc. (a)                                                   3,594              42,050
EPIQ Systems, Inc.                                                    4,426              59,397
Equinix, Inc. (a)                                                     6,423           1,323,459
Evolving Systems, Inc.                                                1,901              11,710
ExactTarget, Inc. (a)                                                 3,486              84,431
Facebook, Inc. (a)                                                   65,856           1,425,782
Fair Isaac Corp.                                                      4,550             201,383
FalconStor Software, Inc. (a)                                         5,289              12,429
Forrester Research, Inc.                                              1,964              56,504
Fortinet, Inc. (a)                                                   17,623             425,419
Gartner, Inc. (a)                                                    12,474             574,927
GSE Systems, Inc. (a)                                                 4,471               9,121
Guidance Software, Inc. (a)                                           2,107              23,725
Guidewire Software, Inc. (a)                                          3,784             117,493
The Hackett Group, Inc. (a)                                           4,068              17,004

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       22

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONCLUDED)
IAC/InterActiveCorp.                                                 10,966        $    570,890
ICG Group, Inc. (a)                                                   5,703              57,942
iGate Corp. (a)                                                       4,268              77,550
Immersion Corp. (a)                                                   4,213              23,045
Infoblox, Inc. (a)                                                    5,163             120,040
Informatica Corp. (a)                                                14,497             504,641
Innodata Corp. (a)                                                    3,774              15,285
Interactive Intelligence Group, Inc. (a)                              2,097              63,015
Internap Network Services Corp. (a)                                   7,295              51,430
Internet Patents Corp.                                                1,714               6,068
IntraLinks Holdings, Inc. (a)                                         5,479              35,833
Inuvo, Inc. (a)                                                       5,901               4,308
Ipass, Inc. (a)                                                       8,351              18,372
j2 Global, Inc.                                                       6,077             199,447
JDA Software Group, Inc. (a)                                          5,815             184,801
Kenexa Corp. (a)                                                      3,234             148,214
Keynote Systems, Inc.                                                 2,182              31,595
The KEYW Holding Corp. (a)                                            2,532              31,650
KIT Digital, Inc. (a)(b)                                              7,788              23,364
Limelight Networks, Inc. (a)                                         10,747              25,148
LivePerson, Inc. (a)                                                  7,064             127,929
LogMeIn, Inc. (a)                                                     3,167              71,036
LookSmart Ltd. (a)                                                    9,057               7,787
Manhattan Associates, Inc. (a)                                        2,724             156,003
Mastech Holdings, Inc. (a)                                              688               3,440
MedAssets, Inc. (a)                                                   6,965             123,977
Medidata Solutions, Inc. (a)(b)                                       3,089             128,193
Mentor Graphics Corp. (a)(b)                                         12,569             194,568
Merge Healthcare, Inc. (a)                                            8,433              32,298
Meru Networks, Inc. (a)                                               1,589               5,434
MicroStrategy, Inc., Class A (a)                                      1,165             156,192
Mitek Systems, Inc. (a)                                               3,425              11,063
Monotype Imaging Holdings, Inc.                                       5,161              80,460
Motricity, Inc. (a)                                                   6,006               2,943
Multiband Corp. (a)                                                   3,161               6,796
NCI, Inc., Class A (a)                                                1,117               7,685
NetScout Systems, Inc. (a)                                            4,901             125,025
NetSuite, Inc. (a)                                                    3,758             239,760
NIC, Inc.                                                             8,641             127,887
Nuance Communications, Inc. (a)(b)                                   32,822             816,940
Opnet Technologies, Inc.                                              2,106              71,751
Parametric Technology Corp. (a)                                      15,825             344,985
PC-Tel, Inc.                                                          3,124              22,024
PDF Solutions, Inc. (a)                                               3,461              47,277
Pegasystems, Inc.                                                     2,407              69,899
Perficient, Inc. (a)                                                  5,138              62,016
Premiere Global Services, Inc. (a)                                    6,468              60,476
Progress Software Corp. (a)                                           8,491             181,622
PROS Holdings, Inc. (a)                                               2,799              53,377
QAD, Inc., Class A (a)                                                  153               2,078
QAD, Inc., Class B (a)                                                1,021              13,630
QLIK Technologies, Inc. (a)                                           9,922             222,352
Quality Systems, Inc.                                                 5,279              97,925
Quest Software, Inc. (a)                                              7,497             209,916
Rackspace Hosting, Inc. (a)                                          14,579             963,526
RealPage, Inc. (a)                                                    4,867             109,994
RigNet, Inc. (a)                                                      1,771              32,764
Rosetta Stone, Inc. (a)                                               1,778              22,670
Rovi Corp. (a)                                                       14,504             210,453
Saba Software, Inc. (a)                                               4,836              48,312
Sapient Corp. (a)                                                    14,917             159,015
Scientific Learning Corp. (a)                                         5,893               6,070
SciQuest, Inc. (a)                                                    2,655              48,321
Selectica, Inc. (a)                                                     570               2,953
ServiceNow, Inc. (a)                                                  1,792              69,315
Smith Micro Software, Inc. (a)                                        4,441               7,150
Softbrands, Inc.                                                        114                  --
SolarWinds, Inc. (a)                                                  8,176             455,730
Solera Holdings, Inc.                                                 9,353             410,316
Sourcefire, Inc. (a)                                                  4,086             200,337
Splunk, Inc. (a)                                                      3,612             132,633
SS&C Technologies Holdings, Inc. (a)                                  5,468             137,848
Support.com, Inc. (a)                                                 7,128              30,151
Synchronoss Technologies, Inc. (a)                                    3,710              84,959
Synopsys, Inc. (a)                                                   19,802             653,862
Syntel, Inc.                                                          2,224             138,800
Tangoe, Inc. (a)                                                      4,539              59,597
TeleCommunication Systems, Inc., Class A (a)                          7,111              15,360
TeleNav, Inc. (a)                                                     3,039              18,143
TIBCO Software, Inc. (a)                                             20,581             622,164
Tyler Technologies, Inc. (a)                                          3,595             158,252
Ultimate Software Group, Inc. (a)                                     3,602             367,764
Unisys Corp. (a)                                                      5,949             123,858
United Online, Inc.                                                  13,600              75,072
Unwired Planet, Inc. (a)                                             10,970              21,062
Vantiv, Inc. Class A (a)                                              5,848             126,024
VASCO Data Security International, Inc. (a)                           4,061              38,092
Verint Systems, Inc. (a)                                              3,234              88,741
VirnetX Holding Corp. (a)(b)                                          5,731             145,739
Virtusa Corp. (a)                                                     2,832              50,325
VMware, Inc., Class A (a)                                            11,349           1,097,902
Vocus, Inc. (a)                                                       2,833              56,830
Wave Systems Corp., Class A (a)                                      15,303              14,400
Web.com Group, Inc. (a)                                               4,415              79,249
Websense, Inc. (a)                                                    4,924              77,061
Zix Corp. (a)                                                         9,594              27,535
Zynga, Inc. Class A (a)                                              63,091             179,178
                                                                                   ------------
                                                                                     26,377,676
-----------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.5%
Advance Auto Parts, Inc.                                              9,781             669,412
The Children's Place Retail Stores, Inc. (a)                          3,226             193,560
Express, Inc. (a)                                                    11,964             177,306

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       23

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
SPECIALTY RETAIL (CONCLUDED)
Foot Locker, Inc.                                                    20,106        $    713,763
Lumber Liquidators Holdings, Inc. (a)                                 3,661             185,540
                                                                                   ------------
                                                                                      1,939,581
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES -- 3.9%
A.M. Castle & Co. (a)                                                 2,303              28,764
ABM Industries, Inc.                                                  6,470             122,477
Acacia Research Corp. (a)                                             6,707             183,839
ADA-ES, Inc. (a)                                                      1,470              34,707
The Advisory Board Co. (a)(b)                                         4,637             221,788
Alliance Financial Corp.                                                772              31,042
American Reprographics Co. (a)                                        5,284              22,563
AMN Healthcare Services, Inc. (a)                                     5,654              56,879
AMREP Corp. (a)                                                         500               5,000
Applied Industrial Technologies, Inc.                                 5,487             227,326
Barnes Group, Inc.                                                    6,188             154,762
Barrett Business Services, Inc.                                       1,011              27,398
Black Box Corp.                                                       2,301              58,698
Booz Allen Hamilton Holding Corp.                                     5,054              69,998
The Brink's Co.                                                       6,248             160,511
Broadridge Financial Solutions LLC                                   16,664             388,771
Cardtronics, Inc. (a)(b)                                              6,001             178,710
Casella Waste Systems, Inc. (a)                                       3,880              16,606
Cass Information Systems, Inc.                                        1,211              50,826
CBIZ, Inc. (a)                                                        6,831              41,123
CDI Corp.                                                             1,825              31,080
Cenveo, Inc. (a)                                                      8,094              18,535
Clean Harbors, Inc. (a)                                               6,370             311,174
Coinstar, Inc. (a)                                                    4,191             188,511
Comfort Systems USA, Inc.                                             5,075              55,470
Consolidated Graphics, Inc. (a)                                       1,159              30,238
Convergys Corp.                                                      14,813             232,120
CoreLogic, Inc. (a)                                                  14,010             371,685
Corrections Corp. of America                                         13,377             447,461
CRA International, Inc. (a)                                           1,372              23,708
Crawford & Co., Class B                                               4,183              20,957
Cross Country Healthcare, Inc. (a)                                    4,298              20,287
Deluxe Corp.                                                          6,732             205,730
Dice Holdings, Inc. (a)                                               7,007              58,999
DigitalGlobe, Inc. (a)                                                6,343             129,334
Document Security Systems, Inc. (a)(b)                                3,047              12,676
The Dolan Co. (a)                                                     3,985              21,439
DXP Enterprises, Inc. (a)                                             1,346              64,298
EnergySolutions, Inc. (a)                                            11,073              30,229
ENGlobal Corp. (a)                                                    3,131               1,661
Ennis, Inc.                                                           3,495              57,353
Euronet Worldwide, Inc. (a)                                           6,412             120,481
ExamWorks Group, Inc. (a)                                             3,521              52,533
ExlService Holdings, Inc. (a)                                         3,534             104,253
Exponent, Inc. (a)                                                    1,863             106,359
FleetCor Technologies, Inc. (a)                                       5,570             249,536
Franklin Covey Co. (a)                                                2,575              30,900
Frontline Capital Group (a)                                             300                  --
FTI Consulting, Inc. (a)                                              5,624             150,048
Fuel Tech, Inc. (a)                                                   2,618              10,917
Furmamite Corp. (a)                                                   5,131              29,144
G&K Services, Inc., Class A                                           2,495              78,118
Genpact Ltd.                                                         17,605             293,651
The Geo Group, Inc.                                                   8,223             227,530
GeoEye, Inc. (a)                                                      3,073              81,219
Global Cash Access, Inc. (a)                                          5,824              46,883
Global Payments, Inc.                                                10,549             441,265
Global Power Equipment Group, Inc.                                    2,352              43,488
GP Strategies Corp. (a)                                               2,666              51,507
Harris Interactive, Inc. (a)                                          7,323              10,692
Heartland Payment Systems, Inc.                                       5,189             164,387
Heidrick & Struggles International, Inc.                              2,173              27,684
Heritage-Crystal Clean, Inc. (a)                                      1,181              23,443
Higher One Holdings, Inc. (a)                                         4,629              62,399
Huron Consulting Group, Inc. (a)                                      3,096             107,803
ICF International, Inc. (a)                                           2,716              54,592
Innerworkings, Inc. (a)                                               4,226              55,022
Insperity, Inc.                                                       2,922              73,722
Jack Henry & Associates, Inc.                                        11,480             435,092
Kaman Corp., Class A                                                  3,514             126,012
Kelly Services, Inc., Class A                                         3,486              43,924
Lawson Products, Inc.                                                   376               2,602
Lender Processing Services, Inc.                                     11,321             315,743
Lincoln Educational Services Corp.                                    2,633              11,059
LinkedIn Corp. (a)                                                    8,939           1,076,256
Lionbridge Technologies, Inc. (a)                                     8,226              28,956
Management Network Group, Inc. (a)                                      780               1,732
MAXIMUS, Inc.                                                         4,558             272,204
McGrath RentCorp                                                      3,083              80,435
Metalico, Inc. (a)                                                    6,076              15,555
Michael Baker Corp. (a)                                               1,284              30,636
Mistras Group, Inc. (a)                                               2,217              51,434
Mobile Mini, Inc. (a)                                                 5,130              85,722
Moduslink Global Solutions, Inc. (a)                                  6,550              24,169
Monster Worldwide, Inc. (a)                                          15,737             115,352
MSC Industrial Direct Co., Class A                                    6,160             415,554
MWI Veterinary Supply, Inc. (a)                                       1,623             173,142
Navigant Consulting, Inc. (a)                                         7,098              78,433
NeuStar, Inc., Class A (a)                                            8,785             351,664
Odyssey Marine Exploration, Inc. (a)                                 10,499              33,177
Official Payments Holdings, Inc. (a)                                  3,057              15,071
Online Resources Corp. (a)                                            5,364              15,717
Park-Ohio Holdings Corp. (a)                                          1,366              29,601
Perma-Fix Environmental Services, Inc. (a)                            8,189               8,517
PowerSecure International, Inc. (a)                                   2,629              15,748
PRGX Global, Inc. (a)                                                 3,174              27,169

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          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       24

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES (CONCLUDED)
Quad/Graphics, Inc.                                                   3,220        $     54,611
Rentrak Corp. (a)                                                     1,590              26,919
Resources Connection, Inc.                                            5,593              73,324
RPX Corp. (a)                                                         3,193              35,794
Schnitzer Steel Industries, Inc., Class A                             3,201              90,108
School Specialty, Inc. (a)                                            2,636               6,063
ServiceSource International, Inc. (a)                                 6,791              69,676
Sharps Compliance Corp. (a)                                           2,416               6,112
The Standard Register Co.                                             4,550               3,230
Startek, Inc. (a)                                                     1,933               5,799
Swisher Hygiene, Inc. (a)                                            16,316              22,516
SYKES Enterprises, Inc. (a)                                           5,193              69,794
Team, Inc. (a)                                                        2,604              82,937
TeleTech Holdings, Inc. (a)                                           3,076              52,446
Tetra Tech, Inc. (a)                                                  8,370             219,796
Towers Watson & Co.                                                   7,583             402,278
TrueBlue, Inc. (a)                                                    5,400              84,888
Unifirst Corp.                                                        2,007             134,048
United Rentals, Inc. (a)                                             12,420             406,258
United Stationers, Inc.                                               5,220             135,824
Universal Technical Institute, Inc.                                   2,991              40,977
URS Corp.                                                            10,219             360,833
US Ecology, Inc.                                                      2,379              51,339
Verisk Analytics, Inc. (a)                                           19,321             919,873
Viad Corp.                                                            2,658              55,446
Waste Connections, Inc.                                              16,256             491,744
Wright Express Corp. (a)                                              5,153             359,267
                                                                                   ------------
                                                                                     15,254,885
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 4.9%
3D Systems Corp. (a)(b)                                               6,449             211,850
Acme Packet, Inc. (a)                                                 7,868             134,543
Adtran, Inc.                                                          8,435             145,757
Advanced Energy Industries, Inc. (a)                                  4,848              59,727
Agilysys, Inc. (a)                                                    2,279              19,599
Alliance Fiber Optic Products, Inc. (a)                               1,596              14,348
Amkor Technology, Inc. (a)                                           10,693              47,049
Amtech Systems, Inc. (a)                                              1,370               4,494
Anadigics, Inc. (a)(b)                                                9,258              12,869
Applied Micro Circuits Corp. (a)                                      8,777              44,412
Arris Group, Inc. (a)                                                15,202             194,434
Aruba Networks, Inc. (a)                                             14,305             321,648
Atmel Corp. (a)                                                      58,610             308,289
ATMI, Inc. (a)                                                        4,218              78,328
AuthenTec, Inc. (a)                                                   5,752              46,074
Aviat Networks, Inc. (a)                                              9,111              21,684
Aware, Inc.                                                           2,073              13,060
Axcelis Technologies, Inc. (a)                                       14,315              15,031
AXT, Inc. (a)                                                         4,373              14,781
Brightpoint, Inc. (a)                                                 9,502              85,328
Brocade Communications Systems, Inc. (a)(b)                          61,650             364,660
Brooks Automation, Inc.                                               8,594              69,010
Cabot Microelectronics Corp.                                          3,107             109,180
CalAmp Corp. (a)                                                      4,047              33,226
Cavium, Inc. (a)                                                      6,702             223,378
Ceva, Inc. (a)                                                        3,226              46,390
Ciena Corp. (a)                                                      13,513             183,777
Cirrus Logic, Inc. (a)                                                8,643             331,805
Clearfield, Inc. (a)                                                  1,976              10,097
Cohu, Inc.                                                            3,077              28,893
Comtech Telecommunications Corp.                                      2,469              68,243
Concurrent Computer Corp.                                             1,957               8,787
Cray, Inc. (a)                                                        4,898              62,205
Cree, Inc. (a)                                                       15,437             394,107
CVD Equipment Corp. (a)                                                 784               7,605
Cymer, Inc. (a)                                                       4,102             209,448
Cypress Semiconductor Corp.                                          18,098             194,011
Dataram Corp. (a)                                                     6,622               4,106
Dialogic, Inc. (a)                                                    1,891               4,576
Diebold, Inc.                                                         8,356             281,681
Digi International, Inc. (a)                                          3,651              37,094
Diodes, Inc. (a)                                                      4,651              79,114
Ditech Networks, Inc. (a)                                             8,978              12,749
Dot Hill Systems Corp. (a)                                            9,114               9,752
DSP Group, Inc. (a)                                                   3,429              20,368
Dycom Industries, Inc. (a)                                            4,476              64,365
EchoStar Corp. Class A (a)                                            5,272             151,096
Electronics for Imaging, Inc. (a)                                     6,310             104,809
Emcore Corp. (a)                                                      3,060              17,258
Emulex Corp. (a)                                                     11,987              86,426
Entegris, Inc. (a)                                                   18,355             149,226
Entropic Communications, Inc. (a)                                    12,118              70,527
Exar Corp. (a)                                                        6,350              50,800
Extreme Networks, Inc. (a)                                           13,416              44,809
Fairchild Semiconductor International, Inc. (a)                      16,783             220,193
Finisar Corp. (a)                                                    12,341             176,476
Formfactor, Inc. (a)                                                  7,012              39,197
FSI International, Inc. (a)                                           6,143              38,087
Fusion-io, Inc. (a)                                                   9,028             273,278
Garmin Ltd.                                                          15,367             641,419
Globecomm Systems, Inc. (a)                                           3,454              38,512
GSI Technology, Inc. (a)                                              2,896              14,335
Harmonic, Inc. (a)                                                   16,134              73,248
Hittite Microwave Corp. (a)                                           3,589             199,082
Hutchinson Technology, Inc. (a)                                       5,295               9,213
ID Systems, Inc. (a)                                                  2,125              12,240
Identive Group, Inc. (a)                                              7,272               6,254
iGO, Inc. (a)                                                         8,187               3,193
Ikanos Communications, Inc. (a)                                      11,101              15,430
Imation Corp. (a)                                                     4,049              22,634
Infinera Corp. (a)                                                   15,414              84,469
Infosonics Corp. (a)                                                  3,600               4,032

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       25

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
Ingram Micro, Inc., Class A (a)                                      19,848        $    302,285
Inphi Corp. (a)                                                       2,672              28,484
Insight Enterprises, Inc. (a)                                         5,875             102,695
Integrated Device Technology, Inc. (a)                               18,989             111,655
Integrated Silicon Solutions, Inc. (a)                                3,740              34,632
InterDigital, Inc.                                                    5,699             212,459
Intermec, Inc. (a)                                                    7,569              47,003
International Rectifier Corp. (a)                                     9,158             152,847
Intersil Corp., Class A                                              16,760             146,650
Ixia (a)                                                              7,236             116,283
IXYS Corp. (a)                                                        3,474              34,462
Kopin Corp. (a)                                                       8,621              32,415
Kulicke & Soffa Industries, Inc. (a)                                 10,010             104,104
KVH Industries, Inc. (a)                                              2,117              28,558
Lantronix, Inc. (a)                                                   3,162               5,534
Lattice Semiconductor Corp. (a)                                      15,956              61,111
Lexmark International, Inc., Class A                                  9,371             208,505
Loral Space & Communications Ltd.                                     1,664             118,310
LRAD Corp. (a)                                                        6,254               8,631
LTX-Credence Corp. (a)                                                7,225              41,544
Marvell Technology Group Ltd.                                        64,097             586,488
Mattson Technology, Inc. (a)                                          8,585               8,327
Maxim Integrated Products, Inc.                                      38,676           1,029,555
MaxLinear, Inc., Class A (a)                                          3,820              25,556
MEMC Electronic Materials, Inc. (a)                                  30,647              84,279
Mercury Computer Systems, Inc. (a)                                    4,194              44,540
Micrel, Inc.                                                          6,410              66,792
Micros Systems, Inc. (a)(b)                                          10,721             526,616
Microsemi Corp. (a)                                                  11,826             237,348
Mindspeed Technologies, Inc. (a)                                      5,834              20,186
MIPS Technologies, Inc. (a)                                           7,524              55,602
MKS Instruments, Inc.                                                 7,028             179,144
Monolithic Power Systems, Inc. (a)                                    4,254              84,016
MoSys, Inc. (a)                                                       5,257              21,238
Nanometrics, Inc. (a)                                                 3,115              43,018
NCR Corp. (a)                                                        21,245             495,221
NeoPhotonics Corp. (a)                                                3,091              18,051
NETGEAR, Inc. (a)                                                     5,124             195,429
NetList, Inc. (a)                                                     4,429               5,713
Neutral Tandem, Inc. (a)                                              4,250              39,865
Novatel Wireless, Inc. (a)                                            4,683               9,272
Oclaro, Inc. (a)                                                     12,672              34,214
OCZ Technology Group, Inc. (a)                                        9,856              34,200
Omnivision Technologies, Inc. (a)                                     7,069              98,648
ON Semiconductor Corp. (a)                                           60,740             374,766
Oplink Communications, Inc. (a)                                       2,673              44,211
Optical Cable Corp.                                                   1,750               7,997
Overland Storage, Inc. (a)                                            4,647               7,993
PAR Technology Corp. (a)                                              1,934              10,540
ParkerVision, Inc. (a)(b)                                            11,726              27,439
PC Connection, Inc.                                                   2,231              25,679
Performance Technologies, Inc. (a)                                    1,109               1,508
Pericom Semiconductor Corp. (a)                                       3,101              26,932
Photronics, Inc. (a)                                                  8,049              43,223
Pixelworks, Inc. (a)                                                  2,449               7,225
Plantronics, Inc.                                                     5,659             199,932
PLX Technology, Inc. (a)                                              6,522              37,632
PMC-Sierra, Inc. (a)                                                 30,744             173,396
Polycom, Inc. (a)                                                    23,469             231,639
Power Integrations, Inc.                                              3,750             114,112
Preformed Line Products Co.                                             358              19,443
Presstek, Inc. (a)                                                    7,696               3,771
Procera Networks, Inc. (a)                                            2,747              64,554
QLogic Corp. (a)                                                     12,630             144,235
Quantum Corp. (a)                                                    33,438              53,835
QuickLogic Corp. (a)                                                  6,516              18,245
Radisys Corp. (a)                                                     3,847              13,849
Rambus, Inc. (a)                                                     14,765              81,798
Ramtron International Corp. (a)                                       6,093              18,766
RF Micro Devices, Inc. (a)                                           36,887             145,704
Rimage Corp.                                                          1,695              11,441
Riverbed Technology, Inc. (a)                                        20,659             480,735
Rudolph Technologies, Inc. (a)                                        4,770              50,085
ScanSource, Inc. (a)                                                  3,747             119,979
SeaChange International, Inc. (a)                                     3,677              28,864
Semtech Corp. (a)                                                     8,716             219,207
Shoretel, Inc. (a)                                                    7,526              30,781
Sigma Designs, Inc. (a)                                               4,522              29,890
Silicon Graphics International Corp. (a)                              4,376              39,822
Silicon Image, Inc. (a)                                              11,129              51,082
Silicon Laboratories, Inc. (a)                                        5,083             186,851
Skyworks Solutions, Inc. (a)                                         25,433             599,329
Sonic Foundry, Inc. (a)                                                 974               7,773
Sonus Networks, Inc. (a)                                             37,776              71,019
Spansion, Inc., Class A (a)                                           6,447              76,848
STEC, Inc. (a)                                                        5,067              34,202
Super Micro Computer, Inc. (a)                                        3,733              44,908
Superconductor Technologies, Inc. (a)                                 7,509               3,529
Supertex, Inc. (a)                                                    1,497              26,766
Sycamore Networks, Inc. (a)                                           2,814              43,336
Symmetricom, Inc. (a)                                                 6,100              42,517
Synaptics, Inc. (a)                                                   4,511             108,354
SYNNEX Corp. (a)                                                      3,492             113,769
Systemax, Inc. (a)                                                    1,213              14,326
Tech Data Corp. (a)                                                   5,010             226,953
Tellabs, Inc.                                                        44,883             158,886
Telular Corp.                                                         2,742              27,146
Tessera Technologies, Inc.                                            6,860              93,845
TNS, Inc. (a)                                                         3,358              50,202
Transact Technologies, Inc. (a)                                       1,530              11,108
Transwitch Corp. (a)                                                  5,338               5,818
TriQuint Semiconductor, Inc. (a)                                     21,976             110,979
Ultra Clean Holdings, Inc. (a)                                        3,597              20,539
Ultratech, Inc. (a)                                                   3,605             113,125

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       26

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONCLUDED)
USA Technologies, Inc. (a)                                            6,360        $      8,014
VeriFone Systems, Inc. (a)                                           14,397             400,956
Viasat, Inc. (a)(b)                                                   5,348             199,908
Vitesse Semiconductor Corp. (a)                                       4,377              10,680
Volterra Semiconductor Corp. (a)                                      3,449              75,430
VOXX International Corp. (a)                                          2,602              19,463
Westell Technologies, Inc., Class A (a)                               9,091              19,455
Zhone Technologies, Inc. (a)                                          5,499               3,464
                                                                                   ------------
                                                                                     18,929,468
-----------------------------------------------------------------------------------------------
TOBACCO -- 0.1%
Alliance One International, Inc. (a)                                 11,097              35,843
Schweitzer-Mauduit International, Inc.                                4,106             135,457
Star Scientific, Inc. (a)(b)                                         17,883              61,875
Universal Corp.                                                       3,008             153,168
Vector Group Ltd.                                                     7,529             124,898
                                                                                   ------------
                                                                                        511,241
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE -- 4.2%
AFC Enterprises, Inc. (a)                                             3,469              85,337
Alaska Air Group, Inc. (a)                                            9,269             324,971
Allegiant Travel Co. (a)                                              2,033             128,811
Ambassadors Group, Inc.                                               2,730              14,742
Ameristar Casinos, Inc.                                               4,564              81,239
Avis Budget Group, Inc. (a)                                          14,269             219,457
Bally Technologies, Inc. (a)(b)                                       5,538             273,522
Biglari Holdings, Inc. (a)                                              172              62,790
BJ's Restaurants, Inc. (a)                                            3,328             150,925
Bluegreen Corp. (a)                                                   2,333              14,651
Bob Evans Farms, Inc.                                                 3,720             145,564
Boyd Gaming Corp. (a)                                                 7,553              53,324
Bravo Brio Restaurant Group, Inc. (a)                                 2,667              38,805
Brinker International, Inc.                                           9,869             348,376
Buffalo Wild Wings, Inc. (a)                                          2,504             214,693
Burger King Worldwide, Inc. (a)                                       8,681             121,013
Caribou Coffee Co., Inc. (a)                                          2,925              40,160
Carmike Cinemas, Inc. (a)                                             2,607              29,329
Carrols Restaurant Group, Inc. (a)                                    3,017              17,378
CEC Entertainment, Inc.                                               2,341              70,511
Century Casinos, Inc. (a)                                             3,711               9,834
The Cheesecake Factory, Inc.                                          6,688             239,096
Choice Hotels International, Inc.                                     3,801             121,594
Churchill Downs, Inc.                                                 1,615             101,293
Cinemark Holdings, Inc.                                              13,419             300,988
Cosi, Inc. (a)                                                       13,258              10,209
Cracker Barrel Old Country Store, Inc.                                3,088             207,236
Delta Air Lines, Inc. (a)                                           113,122           1,036,197
Denny's Corp. (a)                                                    13,533              65,635
DineEquity, Inc. (a)                                                  2,119             118,664
Dollar Thrifty Automotive Group, Inc. (a)                             3,759             326,770
Domino's Pizza, Inc.                                                  7,703             290,403
Dover Downs Gaming & Entertainment, Inc.                              3,295               8,205
Dover Motorsports, Inc. (a)                                           4,712               6,550
Dunkin' Brands Group, Inc.                                            9,894             288,855
Einstein Noah Restaurant Group, Inc.                                  1,014              17,938
Empire Resorts, Inc. (a)                                              2,676               4,442
Entertainment Gaming Asia, Inc. (a)                                   3,165               6,488
Famous Dave's of America, Inc. (a)                                    1,344              12,795
Fiesta Restaurant Group, Inc. (a)                                     2,239              35,533
Full House Resorts, Inc. (a)                                          3,528              13,230
Gaming Partners International Corp.                                   1,400               8,890
Hawaiian Holdings, Inc. (a)                                           6,791              37,962
Hertz Global Holdings, Inc. (a)                                      39,735             545,562
HomeAway, Inc. (a)                                                    4,604             107,964
Hyatt Hotels Corp. (a)                                                7,439             298,676
International Speedway Corp., Class A                                 3,087              87,578
Interval Leisure Group, Inc.                                          5,201              98,455
Isle of Capri Casinos, Inc. (a)                                       3,200              22,240
Jack in the Box, Inc. (a)                                             5,950             167,254
JetBlue Airways Corp. (a)                                            29,840             142,934
Krispy Kreme Doughnuts, Inc. (a)                                      9,131              72,409
Las Vegas Sands Corp.                                                47,092           2,183,656
Life Time Fitness, Inc. (a)                                           5,300             242,422
Luby's, Inc. (a)                                                      2,919              19,645
Madison Square Garden, Inc. (a)                                       8,042             323,851
Marcus Corp.                                                          2,990              33,189
Marriott Vacations Worldwide Corp. (a)                                3,894             140,262
MGM Resorts International (a)                                        49,556             532,727
Monarch Casino & Resort, Inc. (a)                                     1,669              14,537
Morgans Hotel Group Co. (a)                                           5,122              32,883
MTR Gaming Group, Inc. (a)                                            3,170              13,346
Multimedia Games Holding Co., Inc. (a)                                3,843              60,450
Orbitz Worldwide, Inc. (a)                                            4,217              10,753
Orient Express Hotels Ltd., Class A (a)                              12,044             107,192
Panera Bread Co., Class A (a)                                         3,777             645,452
Papa John's International, Inc. (a)                                   2,438             130,214
Peet's Coffee & Tea, Inc. (a)                                         1,812             132,892
Penn National Gaming, Inc. (a)                                        8,877             382,599
Pinnacle Entertainment, Inc. (a)                                      8,683             106,367
Premier Exhibitions, Inc. (a)                                         7,225              17,123
Reading International, Inc., Class A (a)                              3,026              17,853
Red Lion Hotels Corp. (a)                                             3,364              21,025
Red Robin Gourmet Burgers, Inc. (a)                                   1,859              60,529
Regal Entertainment Group, Series A                                  10,549             148,424
Republic Airways Holdings, Inc. (a)                                   5,460              25,280
Rick's Cabaret International, Inc. (a)                                1,483              12,279
Royal Caribbean Cruises Ltd.                                         18,926             571,754
Ruby Tuesday, Inc. (a)                                                8,054              58,391
Ruth's Hospitality Group, Inc. (a)                                    5,041              32,111

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       27

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE (CONCLUDED)
Ryman Hospitality Properties (a)                                      6,627        $    261,965
Scientific Games Corp., Class A (a)                                   7,662              63,365
Shuffle Master, Inc. (a)                                              7,481             118,275
Six Flags Entertainment Corp.                                         7,100             417,480
SkyWest, Inc.                                                         6,683              69,035
Sonic Corp. (a)                                                       7,630              78,360
Speedway Motorsports, Inc.                                            1,392              21,437
Spirit Airlines, Inc. (a)                                             6,188             105,691
Steiner Leisure Ltd. (a)                                              1,878              87,421
Texas Roadhouse, Inc., Class A                                        7,869             134,560
Town Sports International Holdings, Inc. (a)                          3,112              38,495
Travelzoo, Inc. (a)                                                   1,341              31,607
United Continental Holdings, Inc. (a)                                44,156             861,042
US Airways Group, Inc. (a)                                           21,839             228,436
Vail Resorts, Inc.                                                    4,787             275,971
The Wendy's Co.                                                      37,304             169,733
WMS Industries, Inc. (a)                                              7,215             118,182
World Wrestling Entertainment, Inc.                                   3,952              31,814
Zipcar, Inc. (a)                                                      3,553              27,642
                                                                                   ------------
                                                                                     16,465,194
-----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 98.6%                                                         384,468,580
===============================================================================================

===============================================================================================

                                                                 BENEFICIAL
                                                                  INTEREST
OTHER INTERESTS (e)                                                (000)
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS -- 0.0%
Primus Telecommunications Escrow                                 $       29                   1
-----------------------------------------------------------------------------------------------
LEISURE GOODS -- 0.0%
H3 Enterprises, Inc. (a)                                                  3                  --
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 0.0%
Merck Contingent Value                                                    3                  --
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 0.0%
LTC-Amerivest Liquidating Trust                                           4                  --
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 0.0%
Gerber Scientific, Inc. (a)                                               4                  --
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE -- 0.0%
FRD Acquisition Co.                                                      13                  --
-----------------------------------------------------------------------------------------------
TOTAL OTHER INTERESTS - 0.0%                                                                  1
-----------------------------------------------------------------------------------------------

                                                                       PAR
RIGHTS                                                                (000)           VALUE
-----------------------------------------------------------------------------------------------
BANKS -- 0.0%
Camco Financial Corp. (Expires 10/31/12) (a)                     $        1        $         98
-----------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.0%
Liberty Ventures (Expires 10/09/12) (a)                                   1              18,415
-----------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
Motricity, Inc. (Expires 10/03/12) (a)                                    6                  51
-----------------------------------------------------------------------------------------------
TOTAL RIGHTS -- 0.0%                                                                     18,564
===============================================================================================

===============================================================================================

WARRANTS (f)                                                         SHARES
-----------------------------------------------------------------------------------------------
BANKS -- 0.0%
Federal-Mogul Corp., Class A (Issued 12/27/07, 1 Share for 1
    Warrant, Expires 12/27/14, Strike Price $45.82) (Expires
    12/27/14) (a)                                                       249                   7
-----------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.0%
Magnum Hunter Resources Corp. (Issued 8/31/12, 1 Share for 1
    Warrant, Expires 10/14/13, Strike Price $10.50) (Expires
    10/14/13) (a)                                                     1,481                  --
-----------------------------------------------------------------------------------------------
TOTAL WARRANTS -- 0.0%                                                                        7
-----------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(COST - $279,283,566) -- 98.6%                                                      384,487,152
===============================================================================================

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       28

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

SHORT-TERM SECURITIES                                                SHARES           VALUE
-----------------------------------------------------------------------------------------------
BlackRock Liquidity Funds, TempCash, Institutional Class,
    0.16% (d)(g)                                                  4,456,299        $  4,456,299
-----------------------------------------------------------------------------------------------

                                                                 BENEFICIAL
                                                                  INTEREST
                                                                   (000)
-----------------------------------------------------------------------------------------------
BlackRock Liquidity Series LLC, Money Market Series,
    0.29% (d)(g)(h)                                              $   13,668          13,668,151
-----------------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(COST - $18,124,450) - 4.7%                                                          18,124,450
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST - $297,408,016*) - 103.3%                                   402,611,602

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%                                      (13,084,444)
                                                                                   ------------
NET ASSETS - 100.0%                                                                $389,527,158
                                                                                   ------------

* As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost.........................................................................  $302,317,298
                                                                                   ============
Gross unrealized appreciation ...................................................  $130,257,878
Gross unrealized depreciation ...................................................   (29,963,574)
                                                                                   ------------
Net unrealized appreciation......................................................  $100,294,304
                                                                                   ============

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d) Investments in issuers considered to be an affiliate of the Series during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                SHARES/                                         SHARES/
                               BENEFICIAL                                      BENEFICIAL
                               INTEREST        SHARES/                          INTEREST
                                HELD AT       BENEFICIAL       SHARES/          HELD AT       VALUE AT
                              DECEMBER 31,     INTEREST      BENEFICIAL        SEPTEMBER      SEPTEMBER                  REALIZED
AFFILIATE                         2011        PURCHASED     INTEREST SOLD      30, 2012       30, 2012       INCOME        LOSS
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity
  Funds, TempCash,
  Institutional Class            7,443,931            --       (2,987,632)(1)    4,456,299    $ 4,456,299    $  9,264          --
BlackRock Liquidity Series
  LLC, Money Market Series    $ 21,009,135            --    $  (7,340,984)(1)  $13,668,151    $13,668,151    $279,169          --
PennyMac Mortgage
  Investment Trust                   4,147         1,496             (165)           5,478    $   128,021    $  6,661    $   (186)
----------------------------------------------------------------------------------------------------------------------------------

(1) Represents net shares/beneficial Interest sold.

(e) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(g) Represents the current yield as of report date.
(h) Security was purchased with the cash collateral from loaned securities.

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       29

================================================================================

Schedule of Investments (continued)          MASTER EXTENDED MARKET INDEX SERIES

o Financial futures contracts purchased as of September 30, 2012 were as follows:

--------------------------------------------------------------------------------------------------
                                                                          NOTIONAL     UNREALIZED
CONTRACTS         ISSUE                 EXCHANGE         EXPIRATION        VALUE      DEPRECIATION
--------------------------------------------------------------------------------------------------
27         Russell 2000 E-Mini   ICE Futures US Indices  December 2012   $2,252,880   $   (10,018)
32         S&P Mid 400 E-Mini      Chicago Mercantile    December 2012   $3,156,800       (42,655)
--------------------------------------------------------------------------------------------------
TOTAL                                                                                 $   (52,673)
                                                                                     -------------

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

  o Level 1 -- unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Series has the ability to access

  o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

  o Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Seriess policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

---------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1           LEVEL 2       LEVEL 3               TOTAL
---------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Common Stocks:
   Aerospace & Defense ...................  $    5,607,990            --            --            $   5,607,990
   Alternative Energy ....................         300,216            --            --                  300,216
   Automobiles & Parts ...................       6,908,351            --            --                6,908,351
   Banks .................................      19,763,403            --            --               19,763,403
   Beverages .............................         255,653            --            --                  255,653
   Chemicals .............................       9,096,786            --            --                9,096,786
   Construction & Materials ..............       9,605,003            --            --                9,605,003
   Electricity ...........................       7,124,323            --            --                7,124,323
   Electronic & Electrical Equipment .....      11,762,845            --            --               11,762,845
   Financial Services ....................      10,694,057            --            --               10,694,057
   Fixed Line Telecommunications .........       1,653,927            --            --                1,653,927
   Food & Drug Retailers .................       2,989,601            --            --                2,989,601
   Food Producers ........................       6,131,391            --        $  225                6,131,616
   Food Products .........................       1,554,639            --            --                1,554,639
   Forestry & Paper ......................       1,385,704            --            --                1,385,704
   Gas, Water & Multi-Utilities ..........       6,183,277            --            --                6,183,277
   General Industrials ...................       4,865,418            --            --                4,865,418
   General Retailers .....................      19,738,741            --            --               19,738,741
   Health Care Equipment & Services ......      20,332,323            --            --               20,332,323
   Household Goods & Home Construction ...       8,256,369            --            --                8,256,369
   Industrial Engineering ................      11,902,155            --            --               11,902,155
   Industrial Metals & Mining ............       2,587,994            --            --                2,587,994

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       30

================================================================================

Schedule of Investments (concluded)          MASTER EXTENDED MARKET INDEX SERIES

--------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1          LEVEL 2        LEVEL 3            TOTAL
--------------------------------------------------------------------------------------------------------------
Common Stocks (concluded):
  Industrial

  Transportation .........................  $    6,177,516               --           --         $   6,177,516
  Leisure Goods ..........................       3,047,388               --           --             3,047,388
  Life Insurance .........................       1,612,453               --           --             1,612,453
  Media ..................................      13,938,508               --           --            13,938,508
  Mining .................................       3,468,554               --           --             3,468,554
  Mobile Telecommunications ..............       1,927,019               --           --             1,927,019
  Nonlife Insurance ......................      13,752,025               --           --            13,752,025
  Oil & Gas Producers ....................      15,229,599               --           --            15,229,599
  Oil Equipment, Services & Distribution .       9,909,674               --           --             9,909,674
  Personal Goods .........................       6,406,563               --           --             6,406,563
  Pharmaceuticals & Biotechnology.........      19,576,986               --           --            19,576,986
  Professional Services ..................       1,227,126               --           --             1,227,126
  Real Estate Investment & Services ......       2,056,986               --           --             2,056,986
  Real Estate Investment Trusts (REITs) ..      37,959,747               --           --            37,959,747
  Software & Computer Services ...........      26,377,676               --           --            26,377,676
  Specialty Retail .......................       1,939,581               --           --             1,939,581
  Support Services .......................      15,254,885               --           --            15,254,885
  Technology Hardware & Equipment ........      18,929,468               --           --            18,929,468
  Tobacco ................................         511,241               --           --               511,241
  Travel & Leisure .......................      16,465,194               --           --            16,465,194
Other Interests:
  Fixed Line Telecommunications ..........              --               --       $    1                     1
Rights:
  Banks ..................................              98               --           --                    98
  Internet Software & Services ...........          18,415               --           --                18,415
  Wireless Telecommunication Services ....              51               --           --                    51
Warrants:
  Banks ..................................               7               --           --                     7
Short-Term Securities ....................       4,456,299       13,668,151           --            18,124,450
--------------------------------------------------------------------------------------------------------------
TOTAL                                       $  388,943,225     $ 13,668,151       $  226         $ 402,611,602
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1              LEVEL 2        LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------------------
Derivative Financial Instruments(1)
LIABILITIES:
Equity contracts .........................  $     (52,673)               --           --         $    (52,673)
--------------------------------------------------------------------------------------------------------------

(1) Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series' assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

--------------------------------------------------------------------------------------------------------------
                                                  LEVEL 1           LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------------------------------------
ASSETS:
Cash .....................................  $     207,191                  --        --        $      207,191
LIABILITIES:
Collateral on securities loaned at
value ....................................             --      $  (13,668,151)       --           (13,668,151)
--------------------------------------------------------------------------------------------------------------
TOTAL                                       $     207,191      $  (13,668,151)       --        $  (13,460,960)
--------------------------------------------------------------------------------------------------------------

There were no transfers between levels during the period ended September 30, 2012.

Certain of the Series' investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

================================================================================

          QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2012       31




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     11/26/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.